united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22756

                 Advisors Preferred Trust

(Exact name of registrant as specified in charter)

                1445 Research Blvd, Suite 530, Rockville, MD 20850

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2734

Date of fiscal year end: 6/30

Date of reporting period: 12/31/22

Item 1. Reports to Stockholders.

Semi-Annual Report

December 31, 2022

Quantified Managed Income Fund	Quantified Market Leaders Fund
Investor Class Shares QBDSX	Investor Class Shares QMLFX
Advisor Class Shares QBDAX	Advisor Class Shares QMLAX

Quantified Alternative Investment Fund	Quantified STF Fund
Investor Class Shares QALTX	Investor Class Shares QSTFX
Advisor Class Shares QALAX	Advisor Class Shares QSTAX

Quantified Pattern Recognition Fund	Quantified Tactical Fixed Income Fund
Investor Class Share QSPMX	Investor Class Shares QFITX

Quantified Evolution Plus Fund	Quantified Common Ground Fund
Investor Class Shares QEVOX	Investor Class Shares QCGDX

Quantified Tactical Sectors Fund	Quantified Rising Dividend Tactical Fund
Investor Class Shares QTSSX	Investor Class Shares QRDTX

Quantified Government Income Tactical Fund
Investor Class Shares QGITX

1-855-64-QUANT (1-855-647-8268)

www.advisorspreferred.com

Distributed by Ceros Financial Services, Inc.

February 23, 2023

Dear Shareholders:

This semiannual report for the Quantified Funds discusses the period from July 1, 2022, to December 31, 2022. The Quantified Funds are sub-advised by Flexible Plan Investments, Ltd., and actively managed using dynamic asset allocation. The Quantified Funds are designed to work together in a portfolio to seek return and manage risk for an investor through changing market conditions.

The Quantified Alternative Investment Fund returned -3.96% for the Investor class shares for the last six months of 2022 and -4.18% for the Advisor class shares. For the same period, the HFRX Global Hedge Fund Index returned 0.68% and the S&P 500 Total Return Index gained 2.31%. In the rotational portion of the Fund, Traditional Energy was the biggest contributor to the Fund’s performance during the third quarter, while Commodities was the biggest detractor. The cash position was just over 31% at the end of the quarter, signifying a higher-than-average risk environment. The Fund’s futures hedging exposure negatively affected performance for the quarter. The Fund’s dividend-paying stock sleeve was the best-performing component for the fourth quarter, remaining mostly market neutral to reduce volatility. The Fund’s rotational ETF sleeve was down 1.08% for the fourth quarter, using above-average cash exposure to manage risk. The Fund’s high-yield-bond trading sleeve outperformed the benchmark. The actively traded long-term government-bond futures overlay was negative and underperformed the Fund’s benchmark for the fourth quarter.

The Quantified Common Ground Fund returned -3.87% for the period, while the S&P Composite 1500 Total Return Index gained 2.66%. In actively seeking the best opportunities in its universe, the Fund favored Utilities for the entire third quarter and Consumer Staples in July and September. Consumer Staples were the largest detractors to performance. The Fund favored the Energy (mostly in November and December) and Materials sectors. About half of the sector positions were a net negative to the Fund in the fourth quarter. Materials contributed the largest gain, and Energy contributed the largest loss—though, it remained under half of a percent. Cash exposures were the largest in October and declined each month in the fourth quarter.

The Quantified Evolution Plus Fund returned -9.72% for the period, while the S&P 500 Total Return Index gained 2.31% for the period. The Fund began the third quarter invested in the U.S. dollar, gold, and intermediate Treasurys. By the end of the quarter, it had transitioned to a portfolio largely dominated by the U.S. dollar and commodities futures. The Fund remains largely divested from U.S. equities, searching for appreciation in other assets. During the fourth quarter, the Fund was largely allocated to the U.S. dollar, with exposure oscillating around 1X. During the quarter, the U.S. dollar fell after a significant run-up. Due to the portion of the algorithm that searches for the beginning of new trends, no other assets were selected for major exposures during the fourth quarter, causing the Fund to underperform.

The Quantified Government Income Tactical Fund returned -12.37% for the period, while the Bloomberg U.S. Aggregate Bond Index lost 2.97%. Within the Fund, 40% of the sub-strategies used beat the Bloomberg Index for the third quarter, though all sub-portfolios had negative returns. The Fund had a long bias for long-term Treasurys for the third quarter, though short positions were achieved in the earlier portions of August and September. The Fund uses futures to achieve some of its exposure. In the fourth quarter, only one of the underlying sub-strategies beat the Bloomberg Index, although two sub-portfolios had positive returns. The Fund had a long bias for long-term Treasurys during the first two months of the fourth quarter. Short exposure to Treasurys at critical times, as well as the breakdown of what had been a remarkably consistent pattern-based trade, caused the Fund to underperform its benchmark for the fourth quarter.

The Quantified Managed Income Fund returned -3.53% for the Investor class for the six-month period and -3.79% for the Advisor class shares. For the same period, the Bloomberg U.S. Aggregate Bond Index decreased by 2.97%. The Fund’s rotational ETF sleeve was the best-performing component in the third quarter. The Fund’s high-yield-bond trading sleeve underperformed the benchmark. The Fund’s dividend-paying stock sleeve was the best-performing component for the fourth quarter, remaining mostly market neutral to reduce volatility. The Fund’s rotational ETF sleeve was down for the quarter, using above-average cash exposure to manage risk. The Fund’s high-yield-bond trading sleeve outperformed the benchmark. The actively traded long-term government-bond futures overlay was negative and underperformed the Fund’s benchmark for the quarter.

The Quantified Market Leaders Fund returned -0.55% for the Investor class shares for the period and -0.89% for the Advisor class shares. For the same period, the Wilshire 5000 Total Return Index, the Fund’s former benchmark, gained 2.24%, and the Morningstar Aggressive Target Risk Index, the Fund’s new benchmark, gained 3.83%. Both stocks and bonds fell. On August 26, the Fund was at its maximum equity exposure of 156%. By August 31, it had dropped to just 22%. The Fund started the fourth quarter in risk-off mode with a market exposure of 9%, its lowest possible level. In mid-October, equity markets began to rebound. The Fund reacted to the emerging uptrend by raising its equity exposure. By the start of December, the Fund was back to its maximum exposure of 156%, anticipating a continuation of the new market rally. However, the market came under pressure, and by late December the S&P 500 had given up half of its fourth-quarter gains. The Fund reacted by lowering market exposure to 28%. These whipsaw trades caused the Fund to underperform for the period. The Fund uses swaps to achieve leverage.

The Quantified Pattern Recognition Fund rose 10.60% for the period. For the same period, the S&P 500 Total Return Index gained 2.31%, and a blended benchmark of 50% of the S&P 500 Total Return Index and 50% of the Bloomberg U.S. Aggregate Bond Index returned -0.13%. The Fund was intermittently exposed to the market: It had more exposure near the beginning of the third quarter, less during August, and employed a more opportunistic pattern of entering and exiting the markets by the end of the quarter. The Fund was more active during the fourth quarter than it has been in years. It frequently maxed out leverage at 2X for short periods, while also often shorting. The Fund struggled with market patterns earlier in 2022, as the algorithm adapted to changing market conditions. In the fourth quarter, however, the patterns the algorithm selected were well suited to the market environment, allowing the Fund to outperform the underlying benchmark for the period. The Fund uses futures to achieve leverage.

The Quantified Rising Dividend Tactical Fund returned -12.18% during the period, while the S&P 500 Total Return Index was up 2.31%. The Fund began employing leverage during the third quarter, which it achieves by using swaps. Its move to 140% invested brought brief gains. But those gains were lost as the market moved lower. The Fund started the fourth quarter in a risk-off mode with a market exposure of 40%, its lowest possible level. In mid-October, equity markets began to rebound. The Fund reacted to the emerging uptrend by raising its equity exposure. By the start of December, the Fund was back to its maximum exposure of 146%, anticipating a continuation of the new market rally. However, the market came under pressure, and by late December, the S&P 500 had given up half of its fourth-quarter gains. The Fund remained invested during this period. These whipsaw trades caused the Fund to underperform for the period.

The Quantified STF Fund returned -21.70% in the second half of 2022 for the Investor class shares and -21.95% for the Advisor class shares. For the same period, the NASDAQ 100 Total Return Index declined by 4.46%. On the first day of the third quarter, the Fund had -1.0X exposure. As a dynamically managed, tactical fund, QSTFX was very responsive during the quarter: On July 6, exposure changed to 0X. On July 12, it decreased back to -1.0X. On July 19, exposure changed to 0X. On July 21, it rose to 1.0X, and on August 29 it fell back to 0X. On September 6, exposure changed to -1.0X, and on September 9 it again rose to 0X. On September 12, exposure increased to 1.0X, and on September 13 changed to 0X. On September 16, exposure decreased again to -1.0X. On November 10, exposure changed to 0X. On November 30, it rose to 1.0X. On December 15, exposure decreased to 0X. On December 23, it changed once again to -1.0X. The Fund ended the period inverse the market. It uses futures to achieve leverage and inverse positions.

The Quantified Tactical Fixed Income Fund returned -12.27% for the period, while the Bloomberg U.S. Aggregate Bond Index lost 2.97%. Within the Fund, 43% of the sub-strategies used beat the Bloomberg Index for the third quarter, though all sub-portfolios had negative returns. The Fund had a long bias for long-term Treasurys for the third quarter, though short positions were achieved in the earlier portions of each month using futures. Apart from a small amount of exposure to high yields in mid-August and mid-September, the Fund had no exposure to the asset class. In the fourth quarter, only one of the sub-strategies used beat the Bloomberg Index, although two sub-portfolios had positive returns. The Fund had a long bias for long-term Treasurys during the first two months of the fourth quarter. Except for a small amount of exposure to high yields at the end of December, the Fund had no exposure to the asset class. Short exposure to Treasurys at critical times, as well as the breakdown of what has been a remarkably consistent pattern-based trade, caused the Fund to underperform its benchmark for the quarter.

The Quantified Tactical Sectors Fund returned 0.19% for the last six months of 2022, while the S&P 500 Total Return Index gained 2.31%. Both stocks and bonds fell in the third quarter. On August 26, the Fund was at its maximum equity exposure. By August 31, it had dropped to just 22%. The Fund started the fourth quarter in a risk-off mode with no market exposure. In mid-October, equity markets began to rebound. The Fund reacted to the emerging uptrend by raising its equity exposure. By the start of December, the Fund was back to its maximum exposure of 156%, anticipating a continuation of the new market rally. However, the market came under pressure, and by late December the S&P 500 had given up half of its fourth-quarter gains. The Fund reacted by lowering market exposure to 25%. These whipsaw trades caused the Fund to underperform for the period.

Thank you for your confidence in the Quantified Funds. For further information about the Funds, please visit our website at https://www.flexibleplan.com/our-solutions/quantified-funds.

Very truly yours,

Jerry Wagner                                                               Catherine Ayers-Rigsby

Flexible Plan Investments, Ltd.                            Advisors Preferred, LLC

Sub-adviser                                                                 Adviser

Quantified Managed Income Fund
Portfolio Review (Unaudited)
December 31, 2022

The Fund’s performance figures* for the periods ended December 31, 2022, as compared to its benchmark:

			Annualized
					Since Inception	Since Inception
	Six Months	One Year	Three Year	Five Year	March 18, 2016	August 9, 2013
Quantified Managed Income Fund - Investor Class	(3.53)%	(4.09)%	(4.72)%	(1.54)%	N/A	0.15%
Quantified Managed Income Fund - Advisor Class	(3.79)%	(4.67)%	(5.31)%	(2.17)%	(0.46)%	N/A
Bloomberg U.S. Aggregate Bond Index **	(2.97)%	(13.01)%	(2.71)%	0.02%	0.56%	1.36%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s prospectus dated November 1, 2022, was 1.55% for Investor Class and 2.15% for Advisor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The Fund’s prospectus and summary prospectus contain these as well as other information about the Fund and should be read carefully before investing. A prospectus or summary prospectus may be obtained by calling 1-855-647-8268.

**	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities. Investors cannot invest directly in an index; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Portfolio holdings by types of investments as of December 31, 2022 are as follows:

Holdings by Type of Investment ^:	% of Net Assets
Common Stocks	10.3%
Money Market Funds	80.5%
Collateral For Securities Loaned	3.0%
Other Assets in Excess of Liabilities	6.2%
100.0%

^	The Holdings by Type of Investment detail does not include derivative exposure.

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

QUANTIFIED MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 10.3%
	AEROSPACE & DEFENSE - 0.7%
1,251	Lockheed Martin Corporation	$608,599
1,133	Northrop Grumman Corporation	618,176
		1,226,775
	BEVERAGES - 0.7%
9,488	Coca-Cola Company	603,532
3,321	PepsiCo, Inc.	599,972
		1,203,504
	BIOTECH & PHARMA - 1.4%
3,678	AbbVie, Inc.	594,401
2,250	Amgen, Inc.	590,940
5,460	Merck & Company, Inc.	605,787
11,108	Pfizer, Inc.	569,174
		2,360,302
	ENGINEERING & CONSTRUCTION - 0.4%
4,114	EMCOR Group, Inc.	609,324

	FOOD - 1.0%
2,556	Hershey Company	591,893
8,250	Kellogg Company	587,730
6,934	Lamb Weston Holdings, Inc.	619,622
		1,799,245
	HEALTH CARE FACILITIES & SERVICES - 0.7%
1,160	Chemed Corporation	592,099
3,716	Quest Diagnostics, Inc.	581,331
		1,173,430
	HOUSEHOLD PRODUCTS - 1.0%
4,077	Clorox Company	572,125
7,683	Colgate-Palmolive Company	605,344
4,379	Kimberly-Clark Corporation	594,449
		1,771,918
	INSURANCE - 1.0%
4,490	American Financial Group, Inc.	616,387
1,961	Aon plc, CLASS A	588,574

See accompanying notes to financial statements.

QUANTIFIED MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 10.3% (Continued)
	INSURANCE - 1.0% (Continued)
3,718	Marsh & McLennan Companies, Inc.	$615,255
		1,820,216
	LEISURE PRODUCTS - 0.3%
11,473	Sturm Ruger & Company, Inc.	580,763

	MACHINERY - 0.4%
4,181	Lincoln Electric Holdings, Inc.	604,113

	MEDICAL EQUIPMENT & DEVICES - 0.3%
7,955	Hologic, Inc.(a)	595,114

	MULTI ASSET CLASS REIT - 0.4%
17,576	Apartment Income REIT Corporation	603,033

	PUBLISHING & BROADCASTING - 0.3%
8,212	World Wrestling Entertainment, Inc., Class A(c)	562,686

	RETAIL - CONSUMER STAPLES - 0.3%
2,421	Dollar General Corporation	596,171

	TECHNOLOGY SERVICES - 0.7%
2,394	Automatic Data Processing, Inc.	571,831
2,864	Visa, Inc., Class A(c)	595,025
		1,166,856
	TELECOMMUNICATIONS - 0.4%
14,799	Verizon Communications, Inc.	583,081

	TRANSPORTATION & LOGISTICS - 0.3%
2,814	Union Pacific Corporation	582,695

	TOTAL COMMON STOCKS (Cost $17,236,523)	17,839,226

See accompanying notes to financial statements.

QUANTIFIED MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 80.5%
	MONEY MARKET FUNDS - 80.5%
69,914,882	Fidelity Government Portfolio, Class I, 4.06%(b),(e)	$69,914,882
69,914,882	First American Government Obligations Fund, Class Z, 4.04%(b),(e)	69,914,882
	TOTAL MONEY MARKET FUNDS (Cost $139,829,764)	139,829,764

	TOTAL SHORT-TERM INVESTMENTS (Cost $139,829,764)	139,829,764

Units
	COLLATERAL FOR SECURITIES LOANED — 3.0%
5,114,726	Mount Vernon Liquid Assets Portfolio, LLC, 4.56%(b),(d)	5,114,726
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $5,114,726)

	TOTAL INVESTMENTS - 93.8% (Cost $162,181,013)	$162,783,716
	OTHER ASSETS IN EXCESS OF LIABILITIES — 6.2%	10,808,534
	NET ASSETS - 100.0%	$173,592,250

OPEN FUTURES CONTRACTS
Number of				Unrealized Appreciation
Contracts	Open Short Futures Contracts	Expiration	Notional Amount	(Depreciation)
54	CME E-Mini Standard & Poor’s 500 Index Future	03/17/2023	$10,424,700	$434,728
195	CME Ultra Long-Term US Treasury Bond Future	03/22/2023	26,191,035	(180,044)
	TOTAL FUTURES CONTRACTS			$254,684

ETF	- Exchange-Traded Fund

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Rate disclosed is the seven-day effective yield as of December 31, 2022.

(c)	All or a portion of the security is on loan. Total loaned securities had a value of $4,994,925 at December 31, 2022.

(d)	Security purchased with cash proceeds of securities lending collateral.

(e)	See Note 10.

See accompanying notes to financial statements.

Quantified Market Leaders Fund
Portfolio Review (Unaudited)
December 31, 2022

The Fund’s performance figures* for the periods ended December 31, 2022, as compared to its benchmarks:

			Annualized
					Since Inception	Since Inception
	Six Months	One Year	Three Year	Five Year	March 18, 2016	August 9, 2013
Quantified Market Leaders Fund - Investor Class	(0.55)%	(23.59)%	6.09%	5.43%	N/A	6.69%
Quantified Market Leaders Fund - Advisor Class	(0.89)%	(24.06)%	5.48%	4.83%	8.34%	N/A
Morningstar Aggressive Target Risk Index **	3.83%	(15.93)%	3.75%	5.25%	8.49%	7.38%
Wilshire 5000 Total Market Return Index ***	2.24%	(20.15)%	6.69%	8.42%	11.12%	10.39%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s prospectus dated November 1, 2022, was 1.50% for Investor Class and 2.10% for Advisor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The Fund’s prospectus and summary prospectus contain these as well as other information about the Fund and should be read carefully before investing. A prospectus or summary prospectus may be obtained by calling 1-855-647-8268.

**	The Morningstar Aggressive Target Risk Index is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index. Fund management has selected this index as the new primary index because it believes it aligns better with the Fund’s asset composition.

The Quantified Market Leaders Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Quantified Market Leaders Fund or any member of the public regarding the advisability of investing in equities and bonds generally or in the the Quantified Market Leaders Fund in particular or the ability of The Morningstar Aggressive Target Risk Index to track general equities and bonds market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR TARGET RISK INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

***	The Wilshire 5000 Total Market Return Index or more simply the Wilshire 5000 is an unmanaged composite of U.S. traded equity securities with readily available price data and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors may not invest in an index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Portfolio holdings by types of investments as of December 31, 2022 are as follows:

Holdings by Type of Investment: ^	% of Net Assets
Exchange-Traded Funds:
Equity Funds	29.2%
Money Market Funds	27.4%
Collateral for Securities Loaned	15.2%
Other Assets in Excess of Liabilities	28.2%
100.0%

^	The Holdings by Type of Investment detail does not include derivative exposure.

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

QUANTIFIED MARKET LEADERS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 29.2%
	EQUITY - 29.2%
228,108	Health Care Select Sector SPDR Fund(b)	$30,988,472
129,959	iShares MSCI EAFE ETF	8,530,509
487,007	iShares MSCI Emerging Markets ETF	18,457,565
42,543	iShares Russell 1000 Value ETF(b)	6,451,646
20,381	iShares Russell Mid-Cap Value ETF	2,146,934
		66,575,126

	TOTAL EXCHANGE-TRADED FUNDS (Cost $66,176,126)	66,575,126

	SHORT-TERM INVESTMENTS — 27.4%
	MONEY MARKET FUNDS - 27.4%
31,302,924	Fidelity Government Portfolio, Class I, 4.06%(a)	31,302,924
31,302,924	First American Government Obligations Fund, Class Z, 4.04%(a)	31,302,924
	TOTAL MONEY MARKET FUNDS (Cost $62,605,848)	62,605,848

	TOTAL SHORT-TERM INVESTMENTS (Cost $62,605,848)	62,605,848

Units
	COLLATERAL FOR SECURITIES LOANED — 15.2%
34,710,049	Mount Vernon Liquid Assets Portfolio, LLC, 4.56%(a),(c)	34,710,049
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $34,710,049)

	TOTAL INVESTMENTS — 71.8% (Cost $163,492,023)	$163,891,023
	OTHER ASSETS IN EXCESS OF LIABILITIES- 28.2%	64,510,929
	NET ASSETS - 100.0%	$228,401,952

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven-day effective yield as of December 31, 2022.

(b)	All or a portion of the security is on loan. Total loaned securities had a value of $33,940,018 at December 31, 2022.

(c)	Security purchased with cash proceeds of securities lending collateral.

See accompanying notes to financial statements.

Quantified Alternative Investment Fund
Portfolio Review (Unaudited)
December 31, 2022

The Fund’s performance figures* for the periods ended December 31, 2022, as compared to its benchmark:

			Annualized
					Since Inception	Since Inception
	Six Months	One Year	Three Year	Five Year	March 18, 2016	August 9, 2013
Quantified Alternative Investment Fund - Investor Class	(3.96)%	(8.12)%	1.22%	0.75%	N/A	2.31%
Quantified Alternative Investment Fund - Advisor Class	(4.18)%	(8.50)%	0.71%	0.20%	2.25%	N/A
S&P 500 Total Return Index **	2.31%	(18.11)%	7.66%	9.42%	11.73%	11.23%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s prospectus dated November 1, 2022, was 1.94% for Investor Class and 2.55% for Advisor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The Fund’s prospectus and summary prospectus contain these as well as other information about the Fund and should be read carefully before investing. A prospectus or summary prospectus may be obtained by calling 1-855-647-8268.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This Index is widely used by professional investors as a performance benchmark for Large-Cap stocks. Investors may not invest in an index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Portfolio holdings by types of investments as of December 31, 2022 are as follows:

Holdings by Type of Investment: ^	% of Net Assets
Exchange-Traded Funds:
Commodity Funds	7.7%
Equity Funds	38.1%
Fixed Income Funds	3.6%
Open-End Mutual Funds:
Alternative Funds	20.8%
Fixed Income Funds	1.0%
Mixed Allocation Funds	1.5%
Money Market Funds	25.3%
Collateral for Securities Loaned	9.0%
Liabilities in Excess of Other Assets	(7.0)%
100.0%

^	The Holdings by Type of Investment detail does not include derivative exposure.

Please refer to the Schedule of Investments in this Semi-annual report for a detailed listing of the Fund’s holdings.

QUANTIFIED ALTERNATIVE INVESTMENT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 49.4%
	COMMODITY - 7.7%
9,551	abrdn Bloomberg All Commodity Strategy K-1 Free ETF	$210,695
21,397	First Trust Global Tactical Commodity Strategy Fund(c)	524,012
2,351	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	34,748
3,564	iShares Bloomberg Roll Select Commodity Strategy ETF	194,274
1,938	iShares GSCI Commodity Dynamic Roll Strategy ETF	54,632
875	KraneShares Global Carbon Strategy ETF(a)	31,911
		1,050,272
	EQUITY — 38.1%
2,016	Consumer Staples Select Sector SPDR Fund(c)	150,293
2,435	Energy Select Sector SPDR Fund	212,989
2,778	Fidelity MSCI Consumer Staples Index ETF	124,482
4,000	Fidelity MSCI Utilities Index ETF	182,320
1,926	First Trust Consumer Staples AlphaDEX Fund	120,895
683	First Trust MultiCap Growth AlphaDEX Fund	64,762
19,294	First Trust Utilities AlphaDEX Fund(c)	640,753
6,366	Franklin LibertyQ US Mid Cap Equity ETF	264,367
18,867	Global X US Infrastructure Development ETF	499,787
593	Health Care Select Sector SPDR Fund	80,559
219	Invesco Dynamic Food & Beverage ETF	9,997
4,241	Invesco S&P 500 Downside Hedge ETF	136,899
2,531	Invesco S&P 500 Equal Weight Consumer Staples ETF(c)	431,561
2,959	Invesco S&P 500 Equal Weight Energy ETF	215,090
938	Invesco S&P 500 Equal Weight Utilities ETF	109,127
2,829	iShares Global Consumer Staples ETF	168,722
3,506	iShares MSCI Agriculture Producers ETF	150,232
1,897	iShares U.S. Energy ETF	88,192
205	iShares U.S. Healthcare ETF	58,161
474	iShares U.S. Oil & Gas Exploration & Production ETF	44,016
1,223	iShares U.S. Oil Equipment & Services ETF	25,928
1,506	iShares US Consumer Goods ETF	305,387
786	iShares US Utilities ETF	68,020
2,636	Pacer US Small Cap Cash Cows 100 ETF(c)	94,764
1,956	Siren DIVCON Leaders Dividend ETF	95,398
3,268	SPDR S&P Global Infrastructure ETF(c)	171,309

See accompanying notes to financial statements.

QUANTIFIED ALTERNATIVE INVESTMENT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 49.4% (Continued)
	EQUITY — 38.1% (Continued)
842	SPDR S&P Global Natural Resources ETF	$48,011
2,811	SPDR S&P Kensho Intelligent Structures ETF	91,845
1,861	SPDR S&P North American Natural Resources ETF	100,903
236	SPDR S&P Oil & Gas Equipment & Services ETF	18,821
57	SPDR S&P Oil & Gas Exploration & Production ETF	7,745
2,159	Utilities Select Sector SPDR Fund(c)	152,209
59	VanEck Oil Services ETF	17,939
1,607	VanEck Vectors Pharmaceutical ETF	124,929
135	Vanguard Consumer Staples ETF	25,862
2,747	WisdomTree International Hedged Quality Dividend Growth Fund	97,876
		5,200,150
	FIXED INCOME - 3.6%
1,692	FlexShares High Yield Value-Scored Bond Index Fund	67,426
3,191	iShares Convertible Bond ETF	221,679
3,183	SPDR Bloomberg Convertible Securities ETF	204,794
		493,899

	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,903,117)	6,744,321

	OPEN END FUNDS — 23.3%
	ALTERNATIVE - 20.8%
8,649	AlphaCentric Premium Opportunity Fund, Class I(a)	204,513
21,427	AQR Alternative Risk Premia Fund, Class I	202,914
38,711	AQR Equity Market Neutral Fund, Class I	339,883
19,088	AQR Macro Opportunities Fund, Class I	206,532
46,879	AQR Managed Futures Strategy Fund, Class I	408,316
21,979	Campbell Systematic Macro Fund, Class I	205,064
28,150	Destinations Multi Strategy Alternatives Fund, Class I	274,746
57,772	Dunham Long/Short Credit Fund, Class N	522,260
7,656	GuideStone Strategic Alternatives Fund, Investor Class	74,798
12,567	Merger Fund, Institutional Shares	209,869

See accompanying notes to financial statements.

QUANTIFIED ALTERNATIVE INVESTMENT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	OPEN END FUNDS — 23.3% (Continued)
	ALTERNATIVE - 20.8% (Continued)
16,732	PIMCO TRENDS Managed Futures Strategy Fund, Institutional Class	$187,731
		2,836,626
	FIXED INCOME - 1.0%
15,068	PIMCO Credit Opportunities Bond Fund	137,722

	MIXED ALLOCATION - 1.5%
17,356	Glenmede Secured Options Portfolio(a)	204,627

	TOTAL OPEN-END FUNDS (Cost $3,215,802)	3,178,975

	SHORT-TERM INVESTMENTS — 25.3%
	MONEY MARKET FUNDS - 25.3%
1,724,775	Fidelity Government Portfolio, Class I, 4.06%(b)	1,724,775
1,724,774	First American Government Obligations Fund, Class Z, 4.04%(b)	1,724,774
	TOTAL MONEY MARKET FUNDS (Cost $3,449,549)	3,449,549

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,449,549)	3,449,549

Units
	COLLATERAL FOR SECURITIES LOANED — 9.0%
1,234,767	Mount Vernon Liquid Assets Portfolio, LLC, 4.56%(b),(d)	1,234,767
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,234,767)

	TOTAL INVESTMENTS — 107.0% (Cost $14,803,235)	$14,607,612
	LIABILITIES IN EXCESS OF OTHER ASSETS — (7.0)%	(959,180)
	NET ASSETS - 100.0%	$13,648,432

OPEN FUTURES CONTRACTS
Number of				Unrealized Appreciation
Contracts	Open Short Futures Contracts	Expiration	Notional Amount	(Depreciation)
1	CME E-Mini NASDAQ 100 Index Future	03/17/2023	$220,446	$229
11	CME Ultra Long-Term US Treasury Bond Future	03/22/2023	1,477,443	(9,303)
	TOTAL FUTURES CONTRACTS			$(9,074)

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Rate disclosed is the seven-day effective yield as of December 31, 2022.

(c)	All or a portion of the security is on loan. Total loaned securities had a value of $1,201,777 at December 31, 2022.

(d)	Security purchased with cash proceeds of securities lending collateral.

See accompanying notes to financial statements.

Quantified STF Fund
Portfolio Review (Unaudited)
December 31, 2022

The Fund’s performance figures* for the periods ended December 31, 2022, as compared to its benchmark:

			Annualized
					Since Inception
	Six Months	One Year	Three Year	Five Year	November 13, 2015
Quantified STF Fund - Investor Class	(21.70)%	(46.15)%	7.22%	5.95%	9.34%
Quantified STF Fund - Advisor Class	(21.95)%	(46.47)%	6.57%	5.31%	8.73%
Nasdaq 100 Total Return Index **	(4.46)%	(32.38)%	8.68%	12.36%	14.40%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s prospectus dated November 1, 2022, was 1.64% for Investor Class and 2.24% for Advisor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The Fund’s prospectus and summary prospectus contain these as well as other information about the Fund and should be read carefully before investing. A prospectus or summary prospectus may be obtained by calling 1-855-647-8268.

**	The Nasdaq 100 Total Return Index includes 100 of the largest domestic and international non-financial companies listed on the NASDAQ Stock Market based on market capitalization. The index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. Index composition is reviewed on an annual basis in December. Investors may not invest in an index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Portfolio holdings by types of investments as of December 31, 2022 are as follows:

Holdings by Type of Investment: ^	% of Net Assets
Certificate of Deposit:	12.2%
Corporate Bonds	26.0%
Exchange-Traded Fund:
Equity Fund	0.2%
Money Market Funds	21.8%
Collateral For Securities Loaned	1.1%
Other Assets in Excess of Liabilities	38.7%
100.0%

^	The Holdings by Type of Investment detail does not include derivative exposure.

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

QUANTIFIED STF FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares				Fair Value
	EXCHANGE-TRADED FUND — 0.2%
	EQUITY - 0.2%
600	Invesco QQQ Trust Series 1			$159,768

	TOTAL EXCHANGE-TRADED FUND (Cost $159,194)			159,768

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CORPORATE BONDS — 26.0%
	AUTOMOTIVE — 1.1%
1,000,000	Toyota Motor Credit Corporation	0.5000	06/18/24	939,064

	BANKING — 3.4%
1,000,000	Canadian Imperial Bank of Commerce	3.1000	04/02/24	976,639
1,000,000	Mitsubishi UFJ Financial Group, Inc.	3.4070	03/07/24	979,834
1,000,000	PNC Financial Services Group, Inc.	3.9000	04/29/24	988,621
				2,945,094
	DIVERSIFIED INDUSTRIALS — 1.1%
1,000,000	General Electric Company	3.4500	05/15/24	975,758

	ELECTRIC UTILITIES — 2.3%
1,000,000	Enel Generacion Chile S.A.	4.2500	04/15/24	988,090
1,000,000	WEC Energy Group, Inc.	0.8000	03/15/24	948,159
				1,936,249
	GAS & WATER UTILITIES — 1.1%
1,000,000	Thomson Reuters Corporation	3.8500	09/29/24	969,490

	INSTITUTIONAL FINANCIAL SERVICES — 3.4%
1,000,000	Bank of New York Mellon Corporation	0.5000	04/26/24	944,500
1,000,000	Brookfield Finance, Inc.	4.0000	04/01/24	985,277
1,000,000	Goldman Sachs Group, Inc.	0.8000	03/25/24	943,958
				2,873,735
	MACHINERY — 1.1%
1,000,000	Parker-Hannifin Corporation	2.7000	06/14/24	963,895

See accompanying notes to financial statements.

QUANTIFIED STF FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 26.0% (Continued)
	MEDICAL EQUIPMENT & DEVICES — 1.1%
1,000,000	Becton Dickinson and Company	3.3630	06/06/24	$977,793

	OIL & GAS SERVICES & EQUIPMENT — 1.2%
1,000,000	Schlumberger Holdings Corporation(a), (e)	3.7500	05/01/24	982,826

	REAL ESTATE INVESTMENT TRUSTS — 1.1%
1,000,000	Welltower, Inc.	3.6250	03/15/24	979,078

	RETAIL - CONSUMER STAPLES — 1.1%
1,000,000	7-Eleven, Inc.(a), (e)	0.8000	02/10/24	951,917

	SPECIALTY FINANCE — 1.2%
1,000,000	Capital One Financial Corp	3.9000	01/29/24	988,239

	TECHNOLOGY HARDWARE — 2.3%
1,000,000	Apple, Inc.	3.0000	02/09/24	980,730
1,000,000	Hewlett Packard Enterprise Company	1.4500	04/01/24	955,879
				1,936,609
	TECHNOLOGY SERVICES — 1.1%
1,000,000	International Business Machines Corporation	3.0000	05/15/24	973,421

	TELECOMMUNICATIONS — 1.1%
1,000,000	Verizon Communications, Inc.(c)	0.7500	03/22/24	949,724

	TRANSPORTATION & LOGISTICS — 2.3%
1,000,000	Ryder System, Inc.	3.6500	03/18/24	980,292
1,000,000	Union Pacific Corporation	3.6460	02/15/24	985,309
				1,965,601
	TOTAL CORPORATE BONDS (Cost $23,536,808)			22,308,493

See accompanying notes to financial statements.

QUANTIFIED STF FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CERTIFICATE OF DEPOSIT — 12.2%
	AUTOMOTIVE - 1.1%
1,000,000	BMW Bank of North America	0.5500	07/30/24	$938,721

	BANKING - 11.1%
1,000,000	Goldman Sachs Bank USA	0.5500	07/29/24	938,824
1,000,000	Greenstate Credit Union	0.5000	07/19/24	938,548
1,000,000	Sallie Mae Bank	0.5500	07/22/24	938,038
1,000,000	State Bank of India	0.6000	08/30/24	936,493
1,000,000	Synchrony Bank	0.6500	09/17/24	935,676
1,000,000	Texas Exchange Bank SSB	0.5000	07/09/24	939,597
1,000,000	Toyota Financial Savings Bank	0.5500	08/05/24	938,108
1,000,000	UBS Bank USA	0.5500	08/12/24	936,931
1,000,000	Wells Fargo Bank NA	1.9000	01/17/23	998,951
1,000,000	Wells Fargo National Bank West	1.9000	01/17/23	998,952
				9,500,118

	TOTAL CERTIFICATE OF DEPOSIT (Cost $10,998,366)			10,438,839

Shares
	SHORT-TERM INVESTMENTS — 21.8%
	MONEY MARKET FUNDS — 21.8%
9,333,261	Fidelity Government Portfolio, Class I, 4.06%(b)			9,333,261
9,333,262	First American Government Obligations Fund, Class Z, 4.04%(b)			9,333,262
	TOTAL MONEY MARKET FUNDS (Cost $18,666,523)			18,666,523

	TOTAL SHORT-TERM INVESTMENTS (Cost $18,666,523)			18,666,523

Units
	COLLATERAL FOR SECURITIES LOANED — 1.1%
972,500	Mount Vernon Liquid Assets Portfolio, LLC, 4.56%(b),(d)			972,500
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $972,500)

	TOTAL INVESTMENTS — 61.3% (Cost $54,333,391)			$52,546,123
	OTHER ASSETS IN EXCESS OF LIABILITIES- 38.7%			33,218,800
	NET ASSETS - 100.0%			$85,764,923

See accompanying notes to financial statements.

QUANTIFIED STF FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

OPEN FUTURES CONTRACTS
Number of
Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
392	CME E-Mini NASDAQ 100 Index Future	03/17/2023	$86,414,832	$309,775
	TOTAL FUTURES CONTRACTS

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Rate disclosed is the seven-day effective yield as of December 31, 2022.

(c)	All or a portion of the security is on loan. Total loaned securities had a value of $950,742 at December 31, 2022.

(d)	Security purchased with cash proceeds of securities lending collateral.

(e)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2022 the total market value of 144A securities is $1,934,743 or 2.3% of net assets.

See accompanying notes to financial statements.

Quantified Pattern Recognition Fund
Portfolio Review (Unaudited)
December 31, 2022

The Fund’s performance figures* for the period ended December 31, 2022, as compared to its benchmark:

				Since Inception
	Six Months	One Year	Three Year	August 30, 2019
Quantified Pattern Recognition Fund - Investor Class	10.60%	(18.49)%	2.83%	5.94%
S&P 500 Total Return Index **	2.31%	(18.11)%	7.66%	10.29%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s prospectus dated November 1, 2022, was 1.68% for Investor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The Fund’s prospectus and summary prospectus contain these as well as other information about the Fund and should be read carefully before investing. A prospectus or summary prospectus may be obtained by calling 1-855-647-8268.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This Index is widely used by professional investors as a performance benchmark for Large-Cap stocks. Investors may not invest in an index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Portfolio holdings by types of investments as of December 31, 2022 are as follows:

Holdings by Type of Investment ^:	% of Net Assets
Certificate of Deposit:	4.0%
Exchange-Traded Funds:
Equity Fund	0.7%
Money Market Funds	82.6%
Collateral for Securities Loaned	0.1%
Other Assets In Excess of Liabilities	12.6%
100.0%

^	The Holdings by type of Investment detail does not include derivative exposure.

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

QUANTIFIED PATTERN RECOGNITION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares				Fair Value
	EXCHANGE-TRADED FUND — 0.7%
	EQUITY - 0.7%
500	SPDR S&P 500 ETF Trust(b)			$191,215

	TOTAL EXCHANGE-TRADED FUND (Cost $191,430)			191,215

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CERTIFICATE OF DEPOSIT — 4.0%
	BANKING — 4.0%
1,000,000	Wells Fargo National Bank West	1.9000	01/17/23	998,952

	TOTAL CERTIFICATE OF DEPOSIT (Cost $1,000,000)			998,952

Shares
	SHORT-TERM INVESTMENTS — 82.6%
	MONEY MARKET FUNDS — 82.6%
10,312,884	Fidelity Government Portfolio, Class I, 4.06%(a), (d)			10,312,884
10,384,230	First American Government Obligations Fund, Class Z, 4.04%(a), (d)			10,384,230
	TOTAL MONEY MARKET FUNDS (Cost $20,697,114)			20,697,114

	TOTAL SHORT-TERM INVESTMENTS (Cost $20,697,114)			20,697,114

Units
	COLLATERAL FOR SECURITIES LOANED — 0.1%
19,171	Mount Vernon Liquid Assets Portfolio, LLC, 4.56%(a),(c)			19,171
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $19,171)

	TOTAL INVESTMENTS — 87.4% (Cost $21,907,715)			$21,906,452
	OTHER ASSETS IN EXCESS OF LIABILITIES — 12.6%			3,148,725
	NET ASSETS - 100.0%			$25,055,177

OPEN FUTURES CONTRACTS
Number of
Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
77	CME E-Mini Standard & Poor’s 500 Index Future	03/17/2023	$14,864,850	$118,375
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven-day effective yield as of December 31, 2022.

(b)	All or a portion of the security is on loan. Total loaned securities had a value of $18,739 at December 31, 2022.

(c)	Security purchased with cash proceeds of securities lending collateral.

(d)	See Note 10.

See accompanying notes to financial statements.

Quantified Tactical Fixed Income Fund
Portfolio Review (Unaudited)
December 31, 2022

The Fund’s performance figures* for the periods ended December 31, 2022, as compared to its benchmark:

				Since Inception
	Six Months	One Year	Three Year	September 13, 2019
Quantified Tactical Fixed Income Fund - Investor Class	(12.27)%	(22.98)%	(6.23)%	(5.30)%
Bloomberg U.S. Aggregate Bond Index **	(2.97)%	(13.01)%	(2.71)%	(2.03)%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s prospectus dated November 1, 2022, was 1.67% for Investor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The Fund’s prospectus and summary prospectus contain these as well as other information about the Fund and should be read carefully before investing. A prospectus or summary prospectus may be obtained by calling 1-855-647-8268.

**	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities. Investors cannot invest directly in an index; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Portfolio holdings by types of investments as of December 31, 2022 are as follows:

Holdings by Type of Investment: ^	% of Net Assets
Corporate Bonds	19.4%
Certificate of Deposit:	8.5%
Exchange-Traded Fund:
Fixed Income Funds	0.1%
Money Market Funds	45.6%
Collateral For Securities Loaned	0.8%
Other Assets in Excess of Liabilities	25.6%
100.0%

^	The Holdings by Type of Investment detail does not include derivative exposure.

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

QUANTIFIED TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares				Fair Value
	EXCHANGE-TRADED FUND — 0.1%
	FIXED INCOME - 0.1%
1,000	iShares 20+ Year Treasury Bond ETF			$99,560

	TOTAL EXCHANGE-TRADED FUND (Cost $99,612)			99,560

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CORPORATE BONDS — 19.4%
	AUTOMOTIVE — 0.8%
1,000,000	Toyota Motor Credit Corporation	0.5000	06/18/24	939,064

	BANKING — 1.8%
1,000,000	Mitsubishi UFJ Financial Group, Inc.	3.4070	03/07/24	979,834
1,000,000	PNC Financial Services Group, Inc.	3.9000	04/29/24	988,621
				1,968,455
	DIVERSIFIED INDUSTRIALS — 0.9%
1,000,000	General Electric Company	3.4500	05/15/24	975,758

	ELECTRIC UTILITIES — 1.7%
1,000,000	Enel Generacion Chile S.A.	4.2500	04/15/24	988,090
1,000,000	WEC Energy Group, Inc.	0.8000	03/15/24	948,159
				1,936,249
	ENTERTAINMENT CONTENT — 0.9%
1,000,000	Walt Disney Company	7.7500	01/20/24	1,032,149

	GAS & WATER UTILITIES — 0.9%
1,000,000	Thomson Reuters Corporation	3.8500	09/29/24	969,490

	INSTITUTIONAL FINANCIAL SERVICES — 0.8%
1,000,000	Bank of New York Mellon Corporation	0.5000	04/26/24	944,500

	MACHINERY — 0.9%
1,000,000	Parker-Hannifin Corporation	2.7000	06/14/24	963,895

See accompanying notes to financial statements.

QUANTIFIED TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 19.4% (Continued)
	MEDICAL EQUIPMENT & DEVICES — 0.9%
1,000,000	Becton Dickinson and Company	3.3630	06/06/24	$977,793

	OIL & GAS SERVICES & EQUIPMENT — 0.9%
1,000,000	Schlumberger Holdings Corp.(a)	3.7500	05/01/24	982,826

	REAL ESTATE INVESTMENT TRUSTS — 1.8%
1,000,000	Ventas Realty, L.P.	3.5000	04/15/24	973,182
1,000,000	Welltower, Inc.	3.6250	03/15/24	979,078
				1,952,260
	RETAIL - CONSUMER STAPLES — 0.9%
1,000,000	7-Eleven, Inc.(a)	0.8000	02/10/24	951,917

	SPECIALTY FINANCE — 0.9%
1,000,000	Capital One Financial Corp	3.9000	01/29/24	988,239

	TECHNOLOGY HARDWARE — 1.7%
1,000,000	Apple, Inc.	3.0000	02/09/24	980,730
1,000,000	Hewlett Packard Enterprise Company	1.4500	04/01/24	955,879
				1,936,609
	TECHNOLOGY SERVICES — 0.9%
1,000,000	International Business Machines Corporation	3.0000	05/15/24	973,421

	TELECOMMUNICATIONS — 0.9%
1,000,000	Verizon Communications, Inc.(d)	0.7500	03/22/24	949,724

	TRANSPORTATION & LOGISTICS — 1.8%
1,000,000	Ryder System, Inc.	3.6500	03/18/24	980,292
1,000,000	Union Pacific Corporation	3.6460	02/15/24	985,309
				1,965,601

	TOTAL CORPORATE BONDS (Cost $22,583,524)			21,407,950

See accompanying notes to financial statements.

QUANTIFIED TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CERTIFICATE OF DEPOSIT — 8.5%
	AUTOMOTIVE - 0.8%
1,000,000	BMW Bank of North America	0.5500	07/30/24	$938,721

	BANKING - 7.7%
1,000,000	Goldman Sachs Bank USA	0.5500	07/29/24	938,824
1,000,000	Greenstate Credit Union	0.5000	07/19/24	938,548
1,000,000	Morgan Stanley Private Bank	1.8500	01/09/23	999,393
1,000,000	Sallie Mae Bank	0.5500	07/22/24	938,038
1,000,000	State Bank of India	0.6000	08/30/24	936,493
1,000,000	Synchrony Bank	0.6500	09/17/24	935,676
1,000,000	Texas Exchange Bank SSB	0.5000	07/09/24	939,597
1,000,000	Toyota Financial Savings Bank	0.5500	08/05/24	938,108
1,000,000	UBS Bank USA	0.5500	08/12/24	936,931
				8,501,608

	TOTAL CERTIFICATE OF DEPOSIT (Cost $9,998,367)			9,440,329

Shares
	SHORT-TERM INVESTMENTS — 45.6%
	MONEY MARKET FUNDS — 45.6%
25,179,189	Fidelity Government Portfolio, Class I, 4.06%(b)			25,179,189
25,179,189	First American Government Obligations Fund, Class Z, 4.04%(b)			25,179,189
	TOTAL MONEY MARKET FUNDS (Cost $50,358,378)			50,358,378

	TOTAL SHORT-TERM INVESTMENTS (Cost $50,358,378)			50,358,378

Units
	COLLATERAL FOR SECURITIES LOANED — 0.8%
832,460	Mount Vernon Liquid Assets Portfolio, LLC, 4.56%(b),(c)			832,460
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $832,460)

	TOTAL INVESTMENTS — 74.4% (Cost $83,872,341)			$82,138,677
	OTHER ASSETS IN EXCESS OF LIABILITIES — 25.6%			28,268,999
	NET ASSETS - 100.0%			$110,407,676

See accompanying notes to financial statements.

QUANTIFIED TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

OPEN FUTURES CONTRACTS
Number of
Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation)
458	CME Ultra Long-Term US Treasury Bond Future	03/22/2023	$61,515,354	$(367,087)
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

LP	- Limited Partnership

REIT	- Real Estate Investment Trust

S/A	- Societe Anonyme

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2022 the total market value of 144A securities is $1,934,743 or 1.8% of net assets.

(b)	Rate disclosed is the seven-day effective yield as of December 31, 2022.

(c)	Security purchased with cash proceeds of securities lending collateral.

(d)	All or a portion of the security is on loan. Total loaned securities had a value of $813,836 at December 31, 2022.

See accompanying notes to financial statements.

Quantified Evolution Plus Fund
Portfolio Review (Unaudited)
December 31, 2022

The Fund’s performance figures* for the periods ended December 31, 2022, as compared to its benchmark:

				Since Inception
	Six Months	One Year	Three Year	September 30, 2019
Quantified Evolution Plus Fund - Investor Class	(9.72)%	(24.02)%	(5.12)%	(5.31)%
S&P 500 Total Return Index **	2.31%	(18.11)%	7.66%	9.94%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s prospectus dated November 1, 2022, was 1.69% for Investor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The Fund’s prospectus and summary prospectus contain these as well as other information about the Fund and should be read carefully before investing. A prospectus or summary prospectus may be obtained by calling 1-855-647-8268.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors may not invest in an index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Portfolio holdings by types of investments as of December 31, 2022 are as follows:

Holdings by Type of Investment: ^	% of Net Assets
Exchange-Traded Fund:
Specialty	0.1%
Money Market Funds	77.9%
Other Assets in Excess of Liabilities	22.0%
100.0%

^	The Holdings by Type of Investment detail does not include derivative exposure.

Please refer to the Consolidated Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

QUANTIFIED EVOLUTION PLUS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUND — 0.1%
	SPECIALTY - 0.1%
1,750	Invesco DB US Dollar Index Bullish Fund	$48,668

	TOTAL EXCHANGE-TRADED FUND (Cost $49,130)	48,668

	SHORT-TERM INVESTMENTS — 77.9%
	MONEY MARKET FUNDS — 77.9%
19,977,017	Fidelity Government Portfolio, Class I, 4.06%(a), (c)	19,977,017
19,977,017	First American Government Obligations Fund, Class Z, 4.04%(a), (c)	19,977,017
1,274,197	First American Government Obligations Fund Class X, 4.08%(a) ,(b)	1,274,197
	TOTAL MONEY MARKET FUNDS (Cost $41,228,231)	41,228,231

	TOTAL SHORT-TERM INVESTMENTS (Cost $41,228,231)	41,228,231

	TOTAL INVESTMENTS — 78.0% (Cost $41,277,361)	$41,276,899
	OTHER ASSETS IN EXCESS OF LIABILITIES- 22.0%	11,643,312
	NET ASSETS - 100.0%	$52,920,211

OPEN FUTURES CONTRACTS
Number of
Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation)
664	NYBOT FINEX United States Dollar Index Future	03/13/2023	$68,570,616	$(611,344)
	TOTAL FUTURES CONTRACTS

(a)	Rate disclosed is the seven-day effective yield as of December 31, 2022.

(b)	All or a portion of this investment is a holding of the QEPF Fund Limited.

(c)	See Note 10.

See accompanying notes to financial statements.

Quantified Common Ground Fund
Portfolio Review (Unaudited)
December 31, 2022

The Fund’s performance figures* for the periods ended December 31, 2022, as compared to its benchmark:

				Since Inception
	Six Months	One Year	Three Year	December 27, 2019
Quantified Common Ground Fund - Investor Class	(3.87)%	(12.23)%	9.98%	9.97%
S&P Composite 1500 Total Return Index **	2.66%	(17.77)%	7.59%	7.48%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s prospectus dated November 1, 2022, was 1.71% for Investor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The Fund’s prospectus and summary prospectus contain these as well as other information about the Fund and should be read carefully before investing. A prospectus or summary prospectus may be obtained by calling 1-855-647-8268.

**	The S&P Composite 1500® combines three leading indices, the S&P 500®, the S&P MidCap 400®, and the S&P SmallCap 600®, to cover approximately 90% of U.S. market capitalization. It is designed for investors seeking to replicate the performance of the U.S. equity market or benchmark against a representative universe of tradable stocks. Investors cannot invest directly in an index; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Portfolio holdings by types of investments as of December 31, 2022 are as follows:

Holdings by Type of Investment ^:	% of Net Assets
Common Stocks	81.4%
Money Market Funds	13.0%
Collateral For Securities Loaned	21.8%
Liabilities in Excess of Other Assets	(16.2)%
100.0%

^	The Holdings by type of Investment detail does not include derivative exposure.

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

QUANTIFIED COMMON GROUND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 81.4%
	AEROSPACE & DEFENSE - 9.2%
110,368	Hexcel Corporation	$6,495,157

	BIOTECH & PHARMA - 3.7%
6,602	Halozyme Therapeutics, Inc.(a), (c)	375,654
90,973	iTeos Therapeutics, Inc.(a)	1,776,703
19,413	Vir Biotechnology, Inc.(a)	491,343
		2,643,700
	CHEMICALS - 3.8%
32,599	LyondellBasell Industries N.V., Class A	2,706,695

	COMMERCIAL SUPPORT SERVICES - 6.1%
5,668	AMN Healthcare Services, Inc.(a)	582,784
15,371	Cross Country Healthcare, Inc.(a)	408,407
12,580	Republic Services, Inc.	1,622,694
11,027	Waste Management, Inc.	1,729,916
		4,343,801
	FOOD - 8.0%
32,848	Campbell Soup Company(c)	1,864,124
40,378	Hormel Foods Corporation	1,839,218
12,303	J M Smucker Company	1,949,533
		5,652,875
	HEALTH CARE FACILITIES & SERVICES - 2.9%
139,225	Pediatrix Medical Group, Inc.(a)	2,068,883

	HOME CONSTRUCTION - 3.6%
8,261	Griffon Corporation	295,661
70,340	KB Home	2,240,329
		2,535,990
	HOTEL REIT - 0.9%
77,162	DiamondRock Hospitality Company	631,957

	HOTEL REITS - 4.3%
313,421	Sunstone Hotel Investors, Inc.(c)	3,027,647

See accompanying notes to financial statements.

QUANTIFIED COMMON GROUND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 81.4% (Continued)
	INSURANCE - 5.3%
31,992	CNO Financial Group, Inc.	$731,017
48,862	Voya Financial, Inc. (c)	3,004,524
		3,735,541
	LEISURE PRODUCTS - 0.7%
6,241	Thor Industries, Inc. (c)	471,133

	METALS & MINING - 0.2%
3,987	Alcoa Corporation(c)	181,289

	OIL & GAS PRODUCERS — 19.0%
7426	Antero Resources Corporation(a) (c)	230,132
4,959	APA Corporation	231,486
5,566	Callon Petroleum Company(a)	206,443
286,026	CNX Resources Corporation(a), (c)	4,816,678
14,583	EQT Corporation(c)	493,343
2,041	Hess Corporation	289,455
9,533	Marathon Oil Corporation	258,058
39,296	Marathon Petroleum Corporation	4,573,661
8,799	Occidental Petroleum Corporation	554,249
25,170	Range Resources Corporation(c)	629,753
19,754	SM Energy Company(c)	688,032
74,491	Southwestern Energy Company(a)	435,772
		13,407,062
	OIL & GAS SERVICES & EQUIPMENT - 3.1%
94,007	Core Laboratories N.V. (c)	1,905,522
12,448	NOV, Inc.	260,039
		2,165,561
	SPECIALTY FINANCE - 0.5%
10,211	Bread Financial Holdings, Inc.	384,546

	STEEL - 1.6%
12,602	Commercial Metals Company	608,677
3,875	Nucor Corporation	510,764
		1,119,441

See accompanying notes to financial statements.

QUANTIFIED COMMON GROUND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 81.4% (Continued)
	TRANSPORTATION & LOGISTICS — 3.1%
31,263	ArcBest Corporation(c)	$2,189,661

	WHOLESALE - DISCRETIONARY - 5.4%
31,287	Veritiv Corporation(c)	3,807,941

	TOTAL COMMON STOCKS (Cost $60,774,267)	57,568,880

	SHORT-TERM INVESTMENTS — 13.0%
	MONEY MARKET FUNDS - 13.0%
4,603,892	Fidelity Government Portfolio, Class I, 4.06%(b)	4,603,891
4,603,892	First American Government Obligations Fund, Class Z, 4.04%(b)	4,603,892
	TOTAL MONEY MARKET FUNDS (Cost $9,207,783)	9,207,783

	TOTAL SHORT-TERM INVESTMENTS (Cost $9,207,783)	9,207,783

Units
	COLLATERAL FOR SECURITIES LOANED — 21.8%
15,383,624	Mount Vernon Liquid Assets Portfolio, LLC, 4.56%(b),(d)	15,383,624
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $15,383,624)

	TOTAL INVESTMENTS — 116.2% (Cost $85,365,674)	$82,160,287
	LIABILITIES IN EXCESS OF OTHER ASSETS — (16.2)%	(11,439,435)
	NET ASSETS - 100.0%	$70,720,852

N.V.	- Dutch Limited Liability Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Rate disclosed is the seven-day effective yield as of December 31, 2022.

(c)	All or a portion of the security is on loan. Total loaned securities had a value of $14,983,537 at December 31, 2022.

(d)	Security purchased with cash proceeds of securities lending collateral.

See accompanying notes to financial statements.

Quantified Tactical Sectors Fund
Portfolio Review (Unaudited)
December 31, 2022

The Fund’s performance figures* for the periods ended December 31, 2022, as compared to its benchmark:

			Since Inception
	Six Months	One Year	March 4, 2021
Quantified Tactical Sectors Fund - Investor Class	0.19%	(27.55)%	(24.09)%
S&P 500 Total Return Index **	2.31%	(18.11)%	2.58%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s prospectus dated November 1, 2022 was 1.75% for Investor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The Fund’s prospectus and summary prospectus contain these as well as other information about the Fund and should be read carefully before investing. A prospectus or summary prospectus may be obtained by calling 1-855-647-8268.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors may not invest in an index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Portfolio holdings by types of investments as of December 31, 2022 are as follows:

Holdings by Type of Investment ^:	% of Net Assets
Exchange-Traded Fund
Equity Funds	24.0%
Money Market Funds	27.5%
Collateral For Securities Loaned	31.3%
Other Assets in Excess of Liabilities	17.2%
100.0%

^	The Holdings by type of Investment detail does not include derivative exposure.

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

QUANTIFIED TACTICAL SECTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUND — 24.0%
	EQUITY - 24.0%
292,033	Health Care Select Sector SPDR Fund(b)	$39,672,683

	TOTAL EXCHANGE-TRADED FUND (Cost $37,947,580)	39,672,683

	SHORT-TERM INVESTMENTS — 27.5%
	MONEY MARKET FUNDS - 27.5%
22,675,944	Fidelity Government Portfolio, Class I, 4.06%(a)	22,675,944
22,675,945	First American Government Obligations Fund, Class Z, 4.04%(a)	22,675,945
	TOTAL MONEY MARKET FUNDS (Cost $45,351,889)	45,351,889

	TOTAL SHORT-TERM INVESTMENTS (Cost $45,351,889)	45,351,889

Units
	COLLATERAL FOR SECURITIES LOANED — 31.3%
51,633,420	Mount Vernon Liquid Assets Portfolio, LLC, 4.56%(a),(c)	51,633,420
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $51,633,420)

	TOTAL INVESTMENTS — 82.8% (Cost $134,932,889)	$136,657,992
	OTHER ASSETS IN EXCESS OF LIABILITIES — 17.2%	28,367,530
	NET ASSETS - 100.0%	$165,025,522

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven-day effective yield as of December 31, 2022.

(b)	All or a portion of the security is on loan. Total loaned securities had a value of $50,481,533 at December 31, 2022.

(c)	Security purchased with cash proceeds of securities lending collateral.

See accompanying notes to financial statements.

Quantified Rising Dividend Tactical Fund
Portfolio Review (Unaudited)
December 31, 2022

The Fund’s performance figures* for the periods ended December 31, 2022, as compared to its benchmark:

			Since Inception
	Six Months	One Year	April 14, 2021
Quantified Rising Dividend Tactical Fund - Investor Class	(12.18)%	(31.87)%	(14.97)%
S&P 500 Total Return Index **	2.31%	(18.11)%	(2.61)%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s prospectus dated November 1, 2022 was 1.76% for Investor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The Fund’s prospectus and summary prospectus contain these as well as other information about the Fund and should be read carefully before investing. A prospectus or summary prospectus may be obtained by calling 1-855-647-8268.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors may not invest in an index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Portfolio holdings by types of investments as of December 31, 2022 are as follows:

Holdings by Type of Investment ^:	% of Net Assets
Exchange-Traded Funds
Equity Funds	87.1%
Money Market Funds	19.7%
Liabilities in Excess of Other Assets	(6.8)%
100.0%

^	The Holdings by type of Investment detail does not include derivative exposure.

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

QUANTIFIED RISING DIVIDEND TACTICAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 87.1%
	EQUITY - 87.1%
13,715	Invesco QQQ Trust Series 1	$3,652,030
34,306	Invesco S&P 500 Equal Weight ETF	4,845,723
75,567	Invesco S&P 500 Low Volatility ETF	4,828,731
39,881	Vanguard Dividend Appreciation ETF	6,055,930
69,173	Vanguard International Dividend Appreciation ETF	4,816,516
		24,198,930

	TOTAL EXCHANGE-TRADED FUNDS (Cost $24,554,691)	24,198,930

	SHORT-TERM INVESTMENTS — 19.7%
	MONEY MARKET FUNDS - 19.7%
2,731,451	Fidelity Government Portfolio, Class I, 4.06%(a)	2,731,451
2,731,451	First American Government Obligations Fund, Class Z, 4.04%(a)	2,731,451
	TOTAL MONEY MARKET FUNDS (Cost $5,462,902)	5,462,902

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,462,902)	5,462,902

	TOTAL INVESTMENTS - 106.8% (Cost $30,017,593)	$29,661,832
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.8)%	(1,882,154)
	NET ASSETS - 100.0%	$27,779,678

TOTAL RETURN SWAPS
Number of Shares	Reference Entity	Notional Amount at December 31, 2022	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized Appreciation (Depreciation)
Long Position:
190	Invesco QQQ Trust Series 1	$50,593	USD SOFR plus 35 bp	2/1/2024	BRC	$(30)
1,910	Invesco QQQ Trust Series 1	508,595	USD SOFR plus 35 bp	12/13/2023	BRC	(40,727)
6,880	Invesco S&P 500 Equal Weight ETF	971,800	USD SOFR plus 35 bp	2/1/2024	BRC	(4,880)
77,600	Invesco S&P 500 Equal Weight ETF	10,961,000	USD SOFR plus 35 bp	12/13/2023	BRC	(448,698)
10,650	Invesco S&P 500 Low Volatility ETF	680,535	USD SOFR plus 35 bp	12/13/2023	BRC	14,320
990	Invesco S&P 500 Low Volatility ETF	63,261	USD SOFR plus 35 bp	2/1/2024	BRC	(556)
520	Vanguard Dividend Appreciation ETF	78,962	USD SOFR plus 35 bp	2/1/2024	BRC	(436)
5,600	Vanguard Dividend Appreciation ETF	850,360	USD SOFR plus 35 bp	12/13/2023	BRC	(11,320)
9,780	Vanguard International Dividend Appreciation ETF	680,981	USD SOFR plus 35 bp	12/13/2023	BRC	(7,136)
870	Vanguard International Dividend Appreciation ETF	60,578	USD SOFR plus 35 bp	2/1/2024	BRC	(753)
					Total:	$(500,216)

	BRC - Barclays Capital

	SOFR - Secured Overnight Financing Rate

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

ETF - Exchange-Traded Fund

(a)	Rate disclosed is the seven-day effective yield as of December 31, 2022.

See accompanying notes to financial statements.

Quantified Government Income Tactical Fund
Portfolio Review (Unaudited)
December 3, 2022

The Fund’s performance figures* for the periods ended December 31, 2022, as compared to its benchmark:

			Since Inception
	Six Months	One Year	April 15, 2021
Quantified Government Income Tactical Fund - Investor Class	(12.37)%	(21.50)%	(9.71)%
Bloomberg U.S. Aggregate Bond Index **	(2.97)%	(13.01)%	(7.37)%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s prospectus dated November 1, 2022 was 1.71% for Investor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The Fund’s prospectus and summary prospectus contain these as well as other information about the Fund and should be read carefully before investing. A prospectus or summary prospectus may be obtained by calling 1-855-647-8268.

**	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities. Investors cannot invest directly in an index; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Portfolio holdings by types of investments as of December 31, 2022 are as follows:

Holdings by Type of Investment ^:	% of Net Assets
Exchange-Traded Fund
Fixed Income Funds	0.1%
Money Market Funds	96.4%
Other Assets in Excess of Liabilities	3.5%
100.0%

^	The Holdings by type of Investment detail does not include derivative exposure.

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

QUANTIFIED GOVERNMENT INCOME TACTICAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUND — 0.1%
	FIXED INCOME - 0.1%
400	iShares 20+ Year Treasury Bond ETF	$39,824

	TOTAL EXCHANGE-TRADED FUND (Cost $40,857)	39,824

	SHORT-TERM INVESTMENTS — 96.4%
	MONEY MARKET FUNDS - 96.4%
15,365,298	Fidelity Government Portfolio, Class I, 4.06% (a),(b)	15,365,298
15,365,298	First American Government Obligations Fund, Class Z, 4.04%(a),(b)	15,365,298
	TOTAL MONEY MARKET FUNDS (Cost $30,730,596)	30,730,596

	TOTAL SHORT-TERM INVESTMENTS (Cost $30,730,596)	30,730,596

	TOTAL INVESTMENTS - 96.5% (Cost $30,771,453)	$30,770,420
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.5%	1,115,182
	NET ASSETS - 100.0%	$31,885,602

OPEN FUTURES CONTRACTS
Number of
Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation)
132	CME Ultra Long-Term US Treasury Bond Future	03/22/2023	$17,729,316	$(105,389)
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven-day effective yield as of December 31, 2022.

(b)	See Note 10.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2022

	Quantified	Quantified	Quantified	Quantified
	Managed	Market Leaders	Alternative	STF
	Income Fund	Fund	Investment Fund	Fund
Assets:
Investment securities:
At cost	$162,181,013	$163,492,023	$14,803,235	$54,333,391
At value (a)	$162,783,716	$163,891,023	$14,607,612	$52,546,123
Cash	—	—	39,319	25,308,374
Deposits with brokers for futures	1,644,690	—	241,698	6,632,529
Receivable:
Securities sold	17,640,531	102,933,234	—	133,360
Dividends and Interest	432,417	208,134	12,632	237,487
Unrealized appreciation on futures	434,728	—	229	309,775
Fund shares sold	38,637	83,856	696	1,875,848
Prepaid expenses and other assets	22,554	10,843	12,256	78,581
Total Assets	182,997,273	267,127,090	14,914,442	87,122,077

Liabilities:
Payables:
Collateral on securities loaned	5,114,726	34,710,049	1,234,767	972,500
Fund shares redeemed	3,871,906	3,710,613	7,713	52,598
Investment advisory fees	120,329	157,519	9,256	73,612
Payable to related parties	42,136	62,387	—	109,071
Distribution (12b-1) fees	40,124	52,599	3,128	18,543
Shareholder service fees - Investor Class	31,971	31,971	1,843	11,014
Securities purchased	—	—	—	119,816
Unrealized depreciation on futures	180,044	—	9,303	—
Interest payable	3,787	—	—	—
Total Liabilities	9,405,023	38,725,138	1,266,010	1,357,154

Net Assets	$173,592,250	$228,401,952	$13,648,432	$85,764,923

Net Assets Consist of:
Capital Stock	$192,110,385	$318,418,481	$16,126,416	$177,610,155
Accumulated losses	(18,518,135)	(90,016,529)	(2,477,984)	(91,845,232)
Net Assets	$173,592,250	$228,401,952	$13,648,432	$85,764,923

Net Asset Value Per Share
Investor Class Shares:
Net Assets	$173,570,534	$228,260,473	$13,583,237	$85,546,919
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	20,915,310	25,166,314	1,515,938	9,482,900
Net asset value, (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$8.30	$9.07	$8.96	$9.02
Advisor Class Shares:
Net Assets	$21,716	$141,479	$65,195	$218,004
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	2,595	15,892	7,367	25,435
Net asset value, (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$8.37	$8.90	$8.85	$8.57

(a)	Includes loaned securities with a value of $4,994,925, $33,940,018, $1,201,777 and $950,742, respectively.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
December 31, 2022

	Quantified	Quantified	Quantified Evolution	Quantified
	Pattern	Tactical Fixed	Plus Fund	Common
	Recognition Fund	Income Fund	(Consolidated)	Ground Fund
Assets:
Investment securities:
At cost	$21,907,715	$83,872,341	$41,277,361	$85,365,674
At value (a)	$21,906,452	$82,138,677	$41,276,899	$82,160,287
Cash	2,025,998	30,786,557	10,098,701	—
Deposits with brokers	1,195,502	2,258,600	2,058,791	—
Receivable:
Unrealized appreciation on futures	118,375	—	—	—
Dividends and Interest	64,544	436,275	145,473	63,305
Fund shares sold	128	49,880	1,947	3,538,965
Securities sold	—	20,134	54,389	1,094,874
Prepaid expenses and other assets	19,301	19,810	11,387	17,126
Total Assets	25,330,300	115,709,933	53,647,587	86,874,557

Liabilities:
Payables:
Payable for swaps	—	1,513,784	—	—
Due to custodian	—	—	—	8,864
Securities purchased	172,293	19,920	—	550,804
Payable to related parties	34,252	56,459	30,288	25,077
Investment advisory fees	21,574	99,854	42,656	60,728
Fund shares redeemed	21,030	2,373,686	27,981	100,317
Collateral on securities loaned	19,171	832,460	—	15,383,624
Distribution (12b-1) fees	5,394	24,963	10,664	15,182
Shareholder service fees - Investor Class	1,409	14,044	4,443	9,109
Unrealized depreciation on futures	—	367,087	611,344	—
Total Liabilities	275,123	5,302,257	727,376	16,153,705

Net Assets	$25,055,177	$110,407,676	$52,920,211	$70,720,852

Net Assets Consist of:
Capital Stock	$42,093,103	$154,090,439	$65,290,188	$86,547,749
Accumulated losses	(17,037,926)	(43,682,763)	(12,369,984)	(15,826,897)
Net Assets	$25,055,177	$110,407,676	$52,920,204	$70,720,852

Net Asset Value Per Share
Investor Class Shares:
Net Assets	$25,055,177	$110,407,676	$52,920,211	$70,720,852
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	2,726,797	13,783,924	7,357,308	5,693,624
Net asset value, (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$9.19	$8.01	$7.19	$12.42

(a)	Includes loaned securities with a value of $18,739, $813,836, $0 and $14,983,537, respectively.

See accompanying notes to consolidated financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
December 31, 2022

	Quantified	Quantified	Quantified
	Tactical	Rising Dividend	Government Income
	Sectors Fund	Tactical Fund	Tactical Fund
Assets:
Investment securities:
At cost	$134,932,889	$30,017,593	$30,771,453
At value (a)	$136,657,992	$29,661,832	$30,770,420
Cash	—	64,579	—
Cash collateral for swaps	—	650,000	—
Deposits with brokers	—	—	1,275,872
Receivable:
Securities sold	79,797,185	—	80,208
Dividends and Interest	234,938	12,442	97,955
Receivable for swaps interest	123,932	—	—
Fund shares sold	84,664	—	14,685
Unrealized appreciation on swaps	—	14,320	—
Prepaid expenses and other assets	20,682	12,366	9,011
Total Assets	216,919,393	30,415,539	32,248,151

Liabilities:
Payables:
Collateral on securities loaned	51,633,420	—	—
Investment advisory fees	131,699	26,264	28,201
Payable to related parties	48,153	9,624	10,810
Distribution (12b-1) fees	32,925	6,566	7,050
Fund shares redeemed	28,032	15,658	208,537
Shareholder service fees - Investor Class	19,642	2,328	2,562
Payable for swaps	—	3,419	—
Securities purchased	—	2,057,466	—
Unrealized depreciation on futures	—	—	105,389
Unrealized depreciation on swaps	—	514,536	—
Total Liabilities	51,893,871	2,635,861	362,549

Net Assets	$165,025,522	$27,779,678	$31,885,602

Net Assets Consist of:
Capital Stock	$214,177,529	$38,501,096	$43,352,125
Accumulated losses	(49,152,007)	(10,721,418)	(11,466,523)
Net Assets	$165,025,522	$27,779,678	$31,885,602

Net Asset Value Per Share
Investor Class Shares:
Net Assets	$165,025,522	$27,779,678	$31,885,602
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	28,208,595	3,785,621	3,846,999
Net asset value, (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$5.85	$7.34	$8.29

(a)	Includes loaned securities with a value of $50,481,533, $0, and $0 , respectively.

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2022

	Quantified	Quantified	Quantified	Quantified
	Managed	Market Leaders	Alternative	STF
	Income Fund	Fund	Investment Fund	Fund

Investment Income
Dividends	$1,120,541	$1,679,108	$311,213	$12,170
Interest	1,466,151	1,306,438	63,129	1,248,247
Securities lending, net	76,321	38,671	8,950	1,295
Total Investment Income	2,663,013	3,024,217	383,292	1,261,712

Expenses
Investment advisory fees	621,557	925,917	56,612	716,934
Administration fees	137,588	202,360	16,428	119,539
Distribution (12b-1) fees
Investor Class	207,160	308,452	18,785	178,927
Advisor Class	102	750	345	1,225
Shareholder services fees - Investor Class	124,296	185,071	11,271	107,356
Custody overdraft fees	—	—	5,047	—
Interest expense on line of credit	—	—	3,361	—
Miscellaneous expenses	4,500	4,500	—	4,500
Total Operating Expenses	1,095,203	1,627,050	111,849	1,128,481
Net Investment Income (Loss)	1,567,810	1,397,167	271,443	133,231

Realized and Unrealized Gain (Loss) on Investments, Futures and Swaps
Net realized gain (loss) from:
Investments	(4,771,073)	2,762,542	(871,163)	(367,021)
Futures	(4,471,049)	—	(208,021)	(34,417,536)
Swaps	—	(6,196,812)	—	—
Capital gain distributions from underlying investment companies	—	—	29,371	—
	(9,242,122)	(3,434,270)	(1,049,813)	(34,784,557)
Net change in unrealized appreciation (depreciation) on:
Investments	856,690	3,590,546	20,957	232,079
Futures	708,408	—	3,369	(1,396,854)
	1,565,098	3,590,546	24,326	(1,164,775)
Net Realized and Unrealized Gain (Loss) on Investments, Futures and Swaps	(7,677,024)	156,276	(1,025,487)	(35,949,332)

Net Increase (Decrease) in Net Assets Resulting From Operations	$(6,109,214)	$1,553,443	$(754,044)	$(35,816,101)

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS (Unaudited) (Continued)
For the Six Months Ended December 31, 2022

	Quantified	Quantified	Quantified Evolution	Quantified
	Pattern	Tactical Fixed	Plus Fund	Common
	Recognition Fund	Income Fund	(Consolidated)	Ground Fund

Investment Income
Dividends	$1,046	$8,953	$8,617	$562,250
Interest	274,381	1,316,497	943,926	224,856
Securities lending, net	1,233	3,238	1,591	5,570
Total Investment Income	276,660	1,328,688	954,134	792,676

Expenses
Investment advisory fees	109,551	700,653	420,590	337,347
Distribution (12b-1) fees - Investor Class	27,388	175,163	105,148	84,337
Administration fees	21,957	117,316	71,337	115,036
Shareholder services fees - Investor Class	16,433	105,098	63,089	50,602
Custody overdraft fees	714	—	7	44,734
Interest expense on line of credit	—	—	—	16,867
Miscellaneous expenses	—	4,500	4,500	4,500
Total Operating Expenses	176,043	1,102,730	664,671	653,423

Net Investment Income	100,617	225,958	289,463	139,253

Realized and Unrealized Gain (Loss) on Investments, Futures and Swaps
Net realized gain (loss) from:
Investments	(9,552)	(202,667)	(112,646)	(965,089)
Futures	1,638,463	(14,022,830)	(1,985,332)	—
Swaps	—	(2,203,519)	(1,950,317)	—
	1,628,911	(16,429,016)	(4,048,295)	(965,089)
Net change in unrealized appreciation (depreciation) on:
Investments	12,799	103,473	73,307	(644,150)
Futures	435,813	(952,573)	(1,223,447)	—
	448,612	(849,100)	(1,150,140)	(644,150)

Net Realized and Unrealized Gain (Loss) on Investments, Futures and Swaps	2,077,523	(17,278,116)	(5,198,435)	(1,609,239)

Net Increase (Decrease) in Net Assets Resulting From Operations	$2,178,140	$(17,052,158)	$(4,908,972)	$(1,469,986)

See accompanying notes to consolidated financial statements.

STATEMENTS OF OPERATIONS (Unaudited) (Continued)
For the Six Months Ended December 31, 2022

	Quantified	Quantified	Quantified
	Tactical	Rising Dividend	Government Income
	Sectors Fund	Tactical Fund	Tactical Fund

Investment Income
Dividends	$788,635	$209,734	$7,295
Interest	618,583	139,716	571,216
Securities lending, net	12,505	—	—
Total Investment Income	1,419,723	349,450	578,511

Expenses
Investment advisory fees	610,408	159,443	253,069
Distribution (12b-1) fees - Investor Class	152,602	39,861	63,267
Administration fees	103,777	30,848	45,813
Shareholder services fees - Investor Class	91,561	23,916	37,960
Custody overdraft fees	—	909	—
Miscellaneous expenses	4,500	—	—
Total Operating Expenses	962,848	254,977	400,109

Net Investment Income	456,875	94,473	178,402

Realized and Unrealized Gain (Loss) on Investments, Futures and Swaps
Net realized loss from:
Investments	(26,423)	(2,214,769)	(44,181)
Futures	—	—	(6,194,308)
Swaps	(2,680,062)	(1,426,571)	—
	(2,706,485)	(3,641,340)	(6,238,489)
Net change in unrealized appreciation (depreciation) on:
Investments	2,416,137	565,598	38,072
Futures	—	—	(337,975)
Swaps	—	(500,216)	—
	2,416,137	65,382	(299,903)

Net Realized and Unrealized Loss on Investments, Futures and Swaps	(290,348)	(3,575,958)	(6,538,392)

Net Increse (Decrease) in Net Assets Resulting From Operations	$166,527	$(3,481,485)	$(6,359,990)

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Quantified Managed Income Fund
	Six Months Ended	Year Ended
	December 31, 2022	June 30, 2022
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment income	$1,567,810	$1,204,742
Net realized loss from investments and futures	(9,242,122)	(1,224,451)
Net change in unrealized appreciation (depreciation) on investments and futures	1,565,098	(1,835,652)
Net Decrease in Net Assets Resulting From Operations	(6,109,214)	(1,855,361)

Distributions to Shareholders from:
Total Distributions Paid
Investor Class	(951,437)	(983,577)
Total Distributions to Shareholders	(951,437)	(983,577)

Shares of Beneficial Interest:
Proceeds from shares sold
Investor Class	356,859,852	836,454,520
Advisor Class	5,274	496
Net asset value of shares issued in reinvestment of distributions
Investor Class	950,867	983,336
Advisor Class	—	—
Payments for shares redeemed
Investor Class	(385,378,926)	(750,843,259)
Advisor Class	(9)	(9,931)
Total Increase in Net Assets From Shares of Beneficial Interest	(27,562,942)	86,585,162

Total Increase (Decrease) in Net Assets	(34,623,593)	83,746,224

Net Assets:
Beginning of Period	208,215,843	124,469,619
End of Period	$173,592,250	$208,215,843

Share Activity
Investor Class:
Shares Sold	41,741,041	95,972,082
Shares issued in reinvestments of Distributions	114,150	113,027
Shares Redeemed	(45,021,795)	(86,165,513)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(3,166,604)	9,919,596

Advisor Class:
Shares Sold	613	57
Shares Redeemed	(1)	(1,136)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	612	(1,079)

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Quantified Market Leaders Fund		Quantified Alternative Investment Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2022	June 30, 2022	December 31, 2022	June 30, 2022
	(Unaudited)		(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment income (loss)	$1,397,167	$(265,545)	$271,443	$267,362
Net realized loss from investments, futures and Swaps	(3,434,270)	(87,902,709)	(1,049,813)	(540,485)
Net change in unrealized appreciation (depreciation) on investments, futures and swaps	3,590,546	(14,877,155)	24,326	(284,041)
Net Increase (Decrease) in Net Assets Resulting From Operations	1,553,443	(103,045,409)	(754,044)	(557,164)

Distributions to Shareholders from:
Total Distributions Paid
Investor Class	—	(64,830,712)	(230,176)	(1,531,424)
Advisor Class	—	(35,129)	(587)	(9,541)
Total Distributions to Shareholders	—	(64,865,841)	(230,763)	(1,540,965)

Shares of Beneficial Interest:
Proceeds from shares sold
Investor Class	221,530,302	497,822,075	48,528,820	118,465,890
Advisor Class	—	27,350	370	4,302
Net asset value of shares issued in reinvestment of distributions
Investor Class	—	64,760,056	230,145	1,531,160
Advisor Class	—	35,129	587	9,541
Payments for shares redeemed
Investor Class	(229,021,063)	(521,345,505)	(44,652,838)	(116,078,574)
Advisor Class	(8,198)	(9,263)	(1,845)	(14,664)
Total Increase (Decrease) in Net Assets From Shares of Beneficial Interest	(7,498,959)	41,289,842	4,105,239	3,917,655

Total Increase (Decrease) in Net Assets	(5,945,516)	(126,621,408)	3,120,432	1,819,526

Net Assets:
Beginning of Period	234,347,468	360,968,876	10,528,000	8,708,474
End of Period	$228,401,952	$234,347,468	$13,648,432	$10,528,000

Share Activity
Investor Class:
Shares Sold	24,123,291	39,795,641	5,104,524	11,515,869
Shares issued in reinvestments of Distributions	—	5,437,452	25,543	154,195
Shares Redeemed	(24,628,067)	(41,834,283)	(4,716,065)	(11,358,409)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(504,776)	3,398,810	414,002	311,655

Advisor Class:
Shares Sold	—	2,529	40	400
Shares issued in reinvestments of Distributions	—	2,987	66	977
Shares Redeemed	(911)	(604)	(204)	(1,516)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(911)	4,912	(98)	(139)

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Quantified STF Fund		Quantified Pattern Recognition Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2022	June 30, 2022	December 31, 2022	June 30, 2022
	(Unaudited)		(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations:
Net investment (loss)	$133,231	$(2,287,475)	$100,617	$(452,099)
Net realized gain (loss) from investments and futures	(34,784,557)	(20,101,087)	1,628,911	(15,624,002)
Net change in unrealized appreciation (depreciation) on investments and futures	(1,164,775)	(12,121,652)	448,612	(469,187)
Net Increase (Decrease) in Net Assets Resulting From Operations	(35,816,101)	(34,510,214)	2,178,140	(16,545,288)
Distributions to Shareholders from:
Total Distributions Paid
Investor Class	—	(41,993,017)	(33,274)	(6,138,643)
Advisor Class	—	(209,090)	—	—
Total Distributions to Shareholders	—	(42,202,107)	(33,274)	(6,138,643)

Shares of Beneficial Interest:
Proceeds from shares sold:
Investor Class	175,876,991	385,548,653	7,924,707	224,056,062
Advisor Class	18,721	2,187,112	—	—
Net asset value of shares issued in reinvestment of distributions:
Investor Class	—	41,490,496	33,184	6,125,596
Advisor Class	—	209,090	—	—
Payments for shares redeemed
Investor Class	(195,133,813)	(388,034,300)	(3,337,880)	(260,160,379)
Advisor Class	(41,752)	(2,363,944)	—	—
Total Increase (Decrease) in Net Assets From Shares of Beneficial Interest	(19,279,853)	39,037,107	4,620,011	(29,978,721)

Total Increase (Decrease) in Net Assets	(55,095,954)	(37,675,214)	6,764,877	(52,662,652)

Net Assets:
Beginning of Period	140,860,877	178,536,091	18,290,300	70,952,952
End of Period	$85,764,923	$140,860,877	$25,055,177	$18,290,300

Share Activity
Investor Class:
Shares Sold	16,548,565	24,262,178	900,833	20,286,971
Shares issued in reinvestments of Distributions	—	2,430,609	3,635	538,278
Shares Redeemed	(19,261,792)	(24,892,144)	(375,622)	(23,913,913)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(2,713,227)	1,800,643	528,846	(3,088,664)

Share Activity
Advisor Class:
Shares Sold	2,094	116,046	—	—
Shares issued in reinvestments of Distributions	—	12,812	—	—
Shares Redeemed	(4,130)	(135,591)	—	—
Net Decrease in Shares of Beneficial Interest Outstanding	(2,036)	(6,733)	—	—

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Quantified Tactical Fixed Income Fund		Quantified Evolution Plus Fund (Consolidated)
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2022	June 30, 2022	December 31, 2022	June 30, 2022
	(Unaudited)		(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations:
Net investment (loss)	$225,958	$(2,074,354)	$289,463	$(890,707)
Net realized gain (loss) from investments, futures and swaps	(16,429,016)	(11,945,496)	(4,048,295)	(5,770,368)
Net change in unrealized appreciation (depreciation) on investments, futures and swaps	(849,100)	(1,502,258)	(1,150,140)	1,912,879
Net Decrease in Net Assets Resulting From Operations	(17,052,158)	(15,522,108)	(4,908,972)	(4,748,196)

Distributions to Shareholders from:
Total Distributions Paid
Investor Class	—	—	(37,720)	(7,395,650)
Total Distributions to Shareholders	—	—	(37,720)	(7,395,650)

Shares of Beneficial Interest:
Proceeds from shares sold:
Investor Class	155,316,590	361,514,669	156,358,021	317,693,703
Net asset value of shares issued in reinvestment of distributions:
Investor Class	—	—	37,714	7,392,054
Payments for shares redeemed
Investor Class	(180,719,572)	(365,725,323)	(240,471,835)	(229,743,028)
Total Increase (Decrease) in Net Assets From Shares of Beneficial Interest	(25,402,982)	(4,210,654)	(84,076,100)	95,342,729

Total Increase (Decrease) in Net Assets	(42,455,140)	(19,732,762)	(89,022,792)	83,198,883

Net Assets:
Beginning of Period	152,862,816	172,595,578	141,942,996	58,744,113
End of Period	$110,407,676	$152,862,816	$52,920,204	$141,942,996

Share Activity
Investor Class:
Shares Sold	17,445,734	36,052,323	19,540,131	35,429,624
Shares issued in reinvestments of Distributions	—	—	5,202	779,752
Shares Redeemed	(20,407,476)	(36,587,381)	(29,996,493)	(24,352,039)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(2,961,742)	(535,058)	(10,451,160)	11,857,337

See accompanying notes to consolidated financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Quantified Common Ground Fund		Quantified Tactical Sectors Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2022	June 30, 2022	December 31, 2022	June 30, 2022
	(Unaudited)		(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations:
Net investment income (loss)	$139,253	$267,604	$456,875	$(550,019)
Net realized loss from investments, futures and swaps	(965,089)	(3,781,505)	(2,706,485)	(48,108,545)
Net change in unrealized appreciation (Depreciation) on investments, futures and swaps	(644,150)	(3,239,069)	2,416,137	(785,566)
Net Increase (Decrease) in Net Assets Resulting From Operations	(1,469,986)	(6,752,970)	166,527	(49,444,130)

Distributions to Shareholders from:
Total Distributions Paid
Investor Class	—	(7,158,565)	(310,692)	(2,251,739)
Total Distributions to Shareholders	—	(7,158,565)	(310,692)	(2,251,739)

Shares of Beneficial Interest:
Proceeds from shares sold:
Investor Class	343,931,478	1,004,571,852	175,343,193	274,066,663
Net asset value of shares issued in reinvestment of distributions:
Investor Class	—	7,127,372	310,392	2,251,680
Payments for shares redeemed
Investor Class	(315,260,194)	(1,006,249,311)	(85,714,188)	(203,643,453)
Total Increase in Net Assets From Shares of Beneficial Interest	28,671,284	5,449,913	89,939,397	72,674,890

Total Increase (Decrease) in Net Assets	27,201,298	(8,461,622)	89,795,232	20,979,021

Net Assets:
Beginning of Period	43,519,554	51,981,176	75,230,290	54,251,269
End of Period	$70,720,852	$43,519,554	$165,025,522	$75,230,290

Share Activity
Investor Class:
Shares Sold	26,428,546	72,462,133	29,775,849	35,977,491
Shares issued in reinvestments of Distributions	—	504,414	53,149	277,301
Shares Redeemed	(24,104,450)	(73,656,140)	(14,474,412)	(28,539,040)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	2,324,096	(689,593)	15,354,586	7,715,752

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Quantified Rising Dividend Tactical Fund		Quantified Government Income Tactical Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2022	June 30, 2022	December 31, 2022	June 30, 2022
	(Unaudited)		(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations:
Net investment income (loss)	$94,473	$32,574	$178,402	$(384,160)
Net realized loss from investments and futures	(3,641,340)	(4,686,535)	(6,238,489)	(4,274,214)
Net change in unrealized appreciation (depreciation) on investments	65,382	(1,398,417)	(299,903)	197,792
Net Decrease in Net Assets Resulting From Operations	(3,481,485)	(6,052,378)	(6,359,990)	(4,460,582)

Distributions to Shareholders from:
Total Distributions Paid
Investor Class	(668,445)	(163,258)	—	(728,746)
Total Distributions to Shareholders	(668,445)	(163,258)	—	(728,746)

Shares of Beneficial Interest:
Proceeds from shares sold:
Investor Class	51,519,753	61,741,858	144,473,820	289,593,640
Net asset value of shares issued in reinvestment of distributions:
Investor Class	667,048	163,258	—	728,722
Payments for shares redeemed
Investor Class	(47,674,702)	(49,850,308)	(172,416,078)	(225,892,338)

Total Increase (Decrease) in Net Assets From Shares of Beneficial Interest	4,512,099	12,054,808	(27,942,258)	64,430,024

Total Increase (Decrease) in Net Assets	362,169	5,839,172	(34,302,248)	59,240,696

Net Assets:
Beginning of Period	27,417,509	21,578,337	66,187,850	6,947,154
End of Period	$27,779,678	$27,417,509	$31,885,602	$66,187,850

Share Activity
Investor Class:
Shares Sold	6,530,978	5,960,173	15,795,217	28,662,125
Shares issued in reinvestments of Distributions	90,631	14,748	—	68,878
Shares Redeemed	(6,030,300)	(4,888,392)	(18,946,568)	(22,421,175)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	591,309	1,086,529	(3,151,351)	6,309,828

See accompanying notes to financial statements.

STATEMENTS OF CASH FLOWS (Unaudited)
For the Six Months Ended December 31, 2022

	Quantified	Quantified
	Alternative	Common
	Investment Fund	Ground Fund

Cash Flows from Operating Activities
Net decrease in net assets resulting from operations	$(754,044)	$(1,469,986)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of investments	(49,333,628)	(328,294,778)
Proceeds from sales of investments	46,972,645	303,655,848
Net purchases of short term investments	(829,903)	2,095,571
Net realized gain on investments	1,049,813	965,089
Net change in unrealized appreciation (depreciation) on investments	(24,326)	644,150
(Increase)/Decrease in assets:
Receivable for securities sold	1,091,616	12,042,512
Dividends and interest receivable	(6,111)	(19,526)
Prepaid expenses and other assets	6,686	(3,463)
Increase/(Decrease) in liabilities:
Payable for securities purchased	—	550,804
Investment advisory fees payable	(6,519)	(20,828)
Payable to related parties	(3,116)	(7,881)
Distribution (12b-1) fees payable	(1,500)	(5,207)
Accrued shareholder service fee	(5,964)	(3,124)
Net cash provided by (used in) operating activities	(1,844,351)	(9,870,819)

Cash Flows from Financing Activities
Proceeds from shares issued	48,535,419	341,616,995
Payments for shares redeemed	(46,859,741)	(331,746,176)
Proceeds from line of credit	5,500,000	36,338,000
Repayment of borrowings	(5,500,000)	(36,338,000)
Distributions paid (net of reinvestments)	(31)	—
Net cash provided by financing activities	1,675,647	9,870,819

Net increase in cash	(168,704)	—
Cash and Restricted Cash at beginning of period	449,721	—
Cash and Restricted Cash at end of period	$281,017	$—

Cash	39,319	—
Restricted Cash
Deposits with brokers for futures	241,698	—
Total Cash and Restricted Cash	$281,017	$—

Supplemental Disclosure of Cash Flow Information
Non-cash financing activities not included herein consists of reinvestment of dividends	$230,732	$—
Cash paid for custody overdraft	$5,047	$44,734
Cash paid for interest on line of credit	$3,361	$16,867

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Managed Income Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year or period.

	Investor Class							Advisor Class
	Six Months Ended							Six Months Ended
	December 31,		Year Ended June 30,					December 31,		Year Ended June 30,
	2022		2022	2021	2020	2019	2018	2022		2022	2021	2020	2019	2018
	(Unaudited)							(Unaudited)
Net asset value, beginning of year or period	$8.65		$8.79	$9.04	$9.75	$9.31	$9.64	$8.70		$8.83	$9.07	$9.70	$9.28	$9.54
Activity from investment operations:
Net investment income (loss) (1)	0.08		0.08	0.06	0.15	0.35	0.22	0.06		0.04	(0.02)	0.09	0.30	0.15
Net realized and unrealized gain (loss) on investments, futures and distributions from underlying investment companies	(0.39)		(0.16)	(0.23)	(0.64)	0.28	(0.31)	(0.39)		(0.17)	(0.22)	(0.64)	0.26	(0.31)
Total from investment operations	(0.31)		(0.08)	(0.17)	(0.49)	0.63	(0.09)	(0.33)		(0.13)	(0.24)	(0.55)	0.56	(0.16)
Distributions to Shareholders:
Net investment income	(0.04)		(0.06)	(0.08)	(0.16)	(0.19)	(0.24)	—		—	—	(0.02)	(0.14)	(0.10)
Net realized gains	—		—	—	(0.06)	—	—	—		—	—	(0.06)	—	—
Total distributions	(0.04)		(0.06)	(0.08)	(0.22)	(0.19)	(0.24)	—		—	—	(0.08)	(0.14)	(0.10)
Net asset value, end of year or period	$8.30		$8.65	$8.79	$9.04	$9.75	$9.31	$8.37		$8.70	$8.83	$9.07	$9.70	$9.28
Total return (2)	(3.53	)% (5)	(0.90)%	(1.92)%	(5.19)%	6.89%	(0.99)%	(3.79	)% (5)	(1.47)%	(2.65)%	(5.76)%	6.16%	(1.67)%
Net assets, end of year or period (in 000s)	$173,571		$208,199	$124,443	$72,543	$59,435	$40,477	$22		$17	$27	$523	$570	$415
Ratios/Supplemental Data:
Ratio of expenses to average net assets (3)	1.32	% (6)	1.31%	1.41%	1.43%	1.42%	1.41%	1.92	% (6)	1.91%	2.02%	2.03%	2.02%	2.01%
Ratio of net investment income (loss) to average net assets (3,4)	1.89	% (6)	0.88%	0.70%	1.59%	3.72%	2.31%	1.37	% (6)	0.44%	(0.25)%	0.96%	3.24%	1.59%
Portfolio turnover rate	583	% (5)	820%	619%	794%	640%	638%	583	% (5)	820%	619%	794%	640%	638%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(2)	Total return shown assumes the reinvestment of all distributions.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not Annualized.

(6)	Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Market Leaders Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year or period.

	Investor Class							Advisor Class
	Six Months Ended							Six Months Ended
	December 31,		Year ended June 30,					December 31,		Year ended June 30,
	2022		2022	2021	2020	2019	2018	2022		2022	2021	2020	2019	2018
	(Unaudited)							(Unaudited)
Net asset value, beginning of year or period	$9.12		$16.20	$11.02	$9.38	$11.57	$10.87	$8.98		$15.92	$10.87	$9.30	$11.41	$10.76
Activity from investment operations:
Net investment income (loss) (1)	0.05		(0.01)	(0.01)	0.00 (2)	0.08	(0.06)	0.02		(0.08)	(0.19)	(0.06)	(0.01)	(0.12)
Net realized and unrealized gain (loss) on investments, futures, swaps and underlying investment companies	(0.10)		(3.88)	6.46	1.64	(0.96)	2.12	(0.10)		(3.83)	6.48	1.63	(0.91)	2.08
Total from investment operations	(0.05)		(3.89)	6.45	1.64	(0.88)	2.06	(0.08)		(3.91)	6.29	1.57	(0.92)	1.96
Distributions to Shareholders:
Net investment income	—		(0.19)	(0.03)	—	(0.12)	(0.29)	—		(0.03)	—	—	—	(0.24)
Net realized gains	—		(3.00)	(1.24)	—	(1.19)	(1.07)	—		(3.00)	(1.24)	—	(1.19)	(1.07)
Total distributions	—		(3.19)	(1.27)	—	(1.31)	(1.36)	—		(3.03)	(1.24)	—	(1.19)	(1.31)
Net asset value, end of year or period	$9.07		$9.12	$16.20	$11.02	$9.38	$11.57	$8.90		$8.98	$15.92	$10.87	$9.30	$11.41
Total return (3)	(0.55	)% (6)	(28.64)%	60.94%	17.48%	(6.18)%	19.35%	(0.89	)% (6)	(29.09)%	60.23%	16.88%	(6.77)%	18.58%
Net assets, end of year or period (in 000s)	$228,260		$234,197	$360,780	$139,415	$157,573	$102,196	$141		$151	$189	$649	$455	$650
Ratios/Supplemental Data:
Ratio of expenses to average net assets (4)	1.32	% (7)	1.30%	1.40%	1.42%	1.42%	1.42%	1.92	% (7)	1.90%	2.00%	2.03%	2.02%	2.01%
Ratio of net investment income (loss) to average net assets (4,5)	1.13	% (7)	(0.08)%	(0.07)%	(0.05)%	0.81%	(0.49)%	0.50	% (7)	(0.67)%	(1.48)%	(0.65)%	(0.12)%	(1.02)%
Portfolio turnover rate	798	% (6)	1058%	568%	727%	797%	495%	798	% (6)	1058%	568%	727%	797%	495%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not Annualized.

(7)	Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Alternative Investment Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year or period.

	Investor Class								Advisor Class
	Six Months Ended								Six Months Ended
	December 31,		Year ended June 30,						December 31,		Year Ended June 30,
	2022		2022	2021	2020	2019	2018		2022		2022	2021	2020	2019	2018
	(Unaudited)								(Unaudited)
Net asset value, beginning of year or period	$9.49		$10.92	$8.62	$9.48	$9.46	$9.49		$9.32		$10.72	$8.51	$9.35	$9.39	$9.42
Activity from investment operations:
Net investment income (loss) (1)	0.17		0.18	(0.04)	0.07	0.07	0.10		0.15		0.16	(0.05)	(0.05)	0.01	0.06
Net realized and unrealized gain (loss) on investments, futures and underlying investment companies	(0.55)		(0.34)	2.34	(0.79)	(0.04)	0.19		(0.54)		(0.37)	2.26	(0.71)	(0.05)	0.17
Total from investment operations	(0.38)		(0.16)	2.30	(0.72)	0.03	0.29		(0.39)		(0.21)	2.21	(0.76)	(0.04)	0.23
Distributions to Shareholders:
Net investment income	(0.15)		(0.16)	—	(0.14)	(0.01)	(0.16)		(0.08)		(0.08)	—	(0.08)	—	(0.10)
Net realized gains	—		(1.11)	—	—	—	(0.16)		—		(1.11)	—	—	—	(0.16)
Total distributions	(0.15)		(1.27)	—	(0.14)	(0.01)	(0.32)		(0.08)		(1.19)	—	(0.08)	—	(0.26)
Net asset value, end of year or period	$8.96		$9.49	$10.92	$8.62	$9.48	$9.46		$8.85		$9.32	$10.72	$8.51	$9.35	$9.39
Total return (2)	(3.96	)% (6)	(1.99)%	26.68%	(7.76)%	0.28%	2.79	% (3)	(4.18	)% (6)	(2.45)%	25.97%	(8.26)%	(0.43)%	2.25%
Net assets, end of year or period (in 000s)	$13,583		$10,458	$8,627	$7,533	$8,682	$9,092		$65		$70	$82	$62	$15	$16
Ratios/Supplemental Data:
Ratio of expenses to average net assets (4)	1.49	% (7)	1.33%	1.56%	1.46%	1.42%	1.41%		2.11	% (7)	1.94%	2.24%	2.14%	2.02%	2.01%
Ratio of net investment income (loss) to average net assets (4,5)	3.60	% (7)	1.77%	(0.43)%	0.74%	0.71%	1.03%		3.30	% (7)	1.58%	(0.49)%	(0.57)%	0.09%	0.64%
Portfolio turnover rate	485	% (6)	1321%	1031%	570%	595%	553%		485	% (6)	1321%	1031%	570%	595%	553%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(2)	Total returns shown assumes the reinvestment of all distributions.

(3)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(4)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not Annualized.

(7)	Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified STF Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year or period.

	Investor Class							Advisor Class
	Six Months							Six Months
	Ended							Ended
	December 31,		Year Ended June 30,					December 31,		Year Ended June 30,
	2022		2022	2021	2020	2019	2018	2022		2022	2021	2020	2019	2018
	(Unaudited)							(Unaudited)
Net asset value, beginning of year or period	$11.52		$17.12	$13.64	$9.51	$10.05	$11.22	$10.98		$16.55	$13.34	$9.31	$9.88	$11.14
Activity from investment operations:
Net investment income (loss) (1)	0.01		(0.19)	(0.19)	0.01	0.04	0.01	(0.02)		(0.28)	(0.28)	(0.07)	(0.02)	(0.05)
Net realized and unrealized gain (loss) on investments, futures and underlying investment companies	(2.51)		(1.74)	6.95	4.18	(0.34)	2.82	(2.39)		(1.62)	6.77	4.10	(0.33)	2.79
Total from investment operations	(2.50)		(1.93)	6.76	4.19	(0.30)	2.83	(2.41)		(1.90)	6.49	4.03	(0.35)	2.74
Distributions to Shareholders:
Net investment income	—		—	— (2)	(0.06)	(0.02)	—	—		—	—	—	—	—
Net realized gains	—		(3.67)	(3.28)	—	(0.22)	(4.00)	—		(3.67)	(3.28)	—	(0.22)	(4.00)
Total distributions	—		(3.67)	(3.28)	(0.06)	(0.24)	(4.00)	—		(3.67)	(3.28)	0.00	(0.22)	(4.00)
Net asset value, end of year or period	$9.02		$11.52	$17.12	$13.64	$9.51	$10.05	$8.57		$10.98	$16.55	$13.34	$9.31	$9.88
Total return (3)	(21.70	)% (7)	(18.23)%	51.86%	44.17%	(3.12)%	24.06%	(21.95	)% (7)	(18.72)%	50.87%	43.29%	(3.65)%	23.31%
Net assets, end of year or period (in 000s)	$85,547		$140,559	$177,970	$70,861	$70,238	$92,664	$218		$302	$566	$456	$121	$261
Ratios/Supplemental Data:
Ratio of expenses to average net assets (4)	1.57	% (8)	1.55%	1.66%	1.68%	1.67%	1.66%	2.18	% (8)	2.15%	2.27%	2.28%	2.27%	2.26%
Ratio of net investment income (loss) to average net assets (4,5)	0.19	% (8)	(1.18)%	(1.16)%	0.05%	0.42%	0.12%	(0.37	)% (8)	(1.79)%	(1.74)%	(0.65)%	(0.20)%	(0.46)%
Portfolio turnover rate	61	% (7)	168%	238%	91%	41%	72%	61	% (7)	168%	238%	91%	41%	72%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Not Annualized.

(8)	Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Pattern Recognition Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the year or period.

	Investor Class
	Six Months Ended				Period Ended
	December 31,		Year Ended June 30,		June 30,
	2022		2022	2021	2020 (1)
	(Unaudited)
Net asset value, beginning of year or period	$8.32		$13.42	$10.49	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.04		(0.13)	(0.13)	(0.00	) (8)
Net realized and unrealized gain (loss) on investments and futures	0.84		(1.94)	3.08	0.90
Total from investment operations	0.88		(2.07)	2.95	0.90
Distributions to Shareholders:
Net investment income	(0.01)		—	—	(0.02)
Net realized gains	—		(3.03)	(0.02)	(0.39)
Total distributions	(0.01)		(3.03)	(0.02)	(0.41)
Net asset value, end of year or period	$9.19		$8.32	$13.42	$10.49
Total return (3)	10.60	% (4)	(21.49)%	28.21%	8.90	% (4)
Net assets, end of year or period (in 000s)	$25,055		$18,290	$70,953	$20,138
Ratios/Supplemental Data:
Ratio of expenses to average net assets (6)	1.61	% (5)	1.55%	1.67%	1.69	% (5)
Ratio of net investment income (loss) to average net assets (6,7)	0.92	% (5)	(1.17)%	(1.12)%	(0.01	)% (5)
Portfolio turnover rate	280	% (4)	495%	226%	244	% (4)

(1)	The Fund commenced operations on August 30, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	Not Annualized.

(5)	Annualized.

(6)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Represents less than $0.01 per share.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Tactical Fixed Income Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the year or period.

	Investor Class
	Six Months Ended					Period Ended
	December 31,		Year Ended June 30,			June 30,
	2022		2022	2021		2020 (1)
	(Unaudited)
Net asset value, beginning of year or period	$9.13		$9.99	$10.95		$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.01		(0.12)	(0.14)		(0.02)
Net realized and unrealized gain (loss) on investments, futures and swaps	(1.13)		(0.74)	(0.59)		1.18
Total from investment operations	(1.12)		(0.86)	(0.73)		1.16
Distributions to Shareholders:
Net investment income	—		—	—		(0.03)
Net realized gains	—		—	(0.23)		(0.18)
Return of capital	—		—	(0.00	) (8)	—
Total distributions	—		—	(0.23)		(0.21)
Net asset value, end of year or period	$8.01		$9.13	$9.99		$10.95
Total return (3)	(12.27	)% (4)	(8.61)%	(6.83)%		11.84	% (4)
Net assets, end of year or period (in 000s)	$110,408		$152,863	$172,596		$86,168
Ratios/Supplemental Data:
Ratio of expenses to average net assets (6)	1.57	% (5)	1.56%	1.66%		1.67	% (5)
Ratio of net investment income (loss) to average net assets (6,7)	0.32	% (5)	(1.20)%	(1.31)%		(0.23	)% (5)
Portfolio turnover rate	50	% (4)	121%	121%		177	% (4)

(1)	The Fund commenced operations on September 13, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	Not Annualized.

(5)	Annualized.

(6)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Represents less than $0.01 per share.

See accompanying notes to financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS
Quantified Evolution Plus Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the year or period.

	Investor Class
	Six Months Ended				Period Ended
	December 31,		Year Ended June 30,		June 30,
	2022		2022	2021	2020 (1)
	(Unaudited)
Net asset value, beginning of year or period	$7.97		$9.87	$8.90	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.03		(0.12)	(0.13)	(0.04)
Net realized and unrealized gain (loss) on investments, futures and swaps	(0.80)		(0.50)	1.32	(1.05)
Total from investment operations	(0.77)		(0.62)	1.19	(1.09)
Distributions to Shareholders:
Net investment income	(0.01)		—	(0.22)	(0.01)
Net realized gains	—		(1.28)	—	(0.00	) (8)
Total distributions	(0.01)		(1.28)	(0.22)	(0.01)
Net asset value, end of year or period	$7.19		$7.97	$9.87	$8.90
Total return (3)	(9.72	)% (4)	(8.32)%	13.50%	(10.87	)% (4)
Net assets, end of year or period (in 000s)	$52,920		$141,943	$58,744	$25,442
Ratios/Supplemental Data:
Ratio of expenses to average net assets (6)	1.58	% (5)	1.56%	1.66%	1.68	% (5)
Ratio of net investment income (loss) to average net assets (6,7)	0.69	% (5)	(1.26)%	(1.37)%	(0.53	)% (5)
Portfolio turnover rate	532	% (4)	514%	594%	437	% (4)

(1)	The Fund commenced operations on September 30, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	Not Annualized.

(5)	Annualized.

(6)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Represents less than $0.01 per share.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Common Ground Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the year or period.

	Investor Class
	Six Months Ended					Period Ended
	December 31,		Year Ended June 30,			June 30,
	2022		2022		2021	2020 (1)
	(Unaudited)
Net asset value, beginning of year or period	$12.92		$12.81		$9.37	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.03		0.04		(0.10)	(0.01)
Net realized and unrealized gain (loss) on investments	(0.53)		0.84		3.73	(0.62)
Total from investment operations	(0.50)		0.88		3.63	(0.63)
Distributions to Shareholders:
Net realized gains	—		(0.77)		(0.19)	—
Total distributions	—		(0.77)		(0.19)	—
Net asset value, end of year or period	$12.42		$12.92		$12.81	$9.37
Total return (3)	(3.87	)% (4)	6.35	% (6)	38.99%	(6.30	)% (4)
Net assets, end of year or period (in 000s)	$70,721		$43,520		$51,981	$19,972
Ratios/Supplemental Data:
Ratio of expenses to average net assets (7)	1.94	% (5)	1.68%		1.78%	1.74	% (5)
Ratio of net investment income (loss) to average net assets (7,8)	0.41	% (5)	0.31%		(0.86)%	(0.12	)% (5)
Portfolio turnover rate	594	% (4)	1382%		1001%	484	% (4)

(1)	The Fund commenced operations on December 27, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	Not Annualized.

(5)	Annualized.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Tactical Sectors Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the year or period.

	Investor Class
	Six Months Ended		Year Ended	Period Ended
	December 31,		June 30,	June 30,
	2022		2022	2021 (1)
	(Unaudited)
Net asset value, beginning of year or period	$5.85		$10.56	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.02		(0.05)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.01)		(4.41)	0.58
Total from investment operations	0.01		(4.46)	0.56
Distributions to Shareholders:
Net investment income	(0.01)		—	—
Net realized gains	—		(0.25)	—
Total distributions	(0.01)		(0.25)	—
Net asset value, end of year or period	$5.85		$5.85	$10.56
Total return (3)	0.19	% (4)	(42.89)%	5.60	% (4)
Net assets, end of year or period (in 000s)	$165,026		$75,230	$54,251
Ratios/Supplemental Data:
Ratio of expenses to average net assets (6)	1.58	% (5)	1.56%	1.62	% (5)
Ratio of net investment income (loss) to average net assets (6,7)	0.75	% (5)	(0.70)%	(0.66	)% (5)
Portfolio turnover rate	646	% (4)	1392%	205	% (4)

(1)	The Fund commenced operations on March 4, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	Not Annualized.

(5)	Annualized.

(6)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Rising Dividend Tactical Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the year or period.

	Investor Class
	Six Months Ended
	December 31,		Year Ended June 30,	Period Ended June 30,
	2022		2022	2021 (1)
	(Unaudited)
Net asset value, beginning of year or period	$8.58		$10.24	$10.00
Activity from investment operations:
Net investment income (2)	0.02		0.01	0.00	(6)
Net realized and unrealized gain (loss) on investments, futures and underlying investment companies	(1.06)		(1.62)	0.24
Total from investment operations	(1.04)		(1.61)	0.24
Distributions to Shareholders:
Net investment income	—		(0.05)	—
Net realized gains	(0.20)		—	—
Total distributions	(0.20)		(0.05)	—
Net asset value, end of year or period	$7.34		$8.58	$10.24
Total return (3)	(12.18	)% (4)	(15.80)%	2.40	% (4)
Net assets, end of year or period (in 000s)	$27,780		$27,418	$21,578
Ratios/Supplemental Data:
Ratio of expenses to average net assets (7)	1.60	% (5)	1.59%	1.58	% (5)
Ratio of net investment income to average net assets (7,8)	0.59	% (5)	0.11%	0.11	% (5)
Portfolio turnover rate	353	% (4)	288%	0	% (4)

(1)	The Fund commenced operations on April 14, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	Not Annualized.

(5)	Annualized.

(6)	Represents less than $0.01 per share.

(7)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Government Income Tactical Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the year or period.

	Investor Class
	Six Months Ended
	December 31,		Year Ended June 30,	Period Ended June 30,
	2022		2022	2021 (1)
Net asset value, beginning of year or period	$9.46		$10.09	$10.00
Activity from investment operations:
Net investment income (loss)(2)	0.03		(0.12)	(0.03)
Net realized and unrealized gain (loss) on investments, futures and underlying investment companies	(1.20)		(0.37)	0.12
Total from investment operations	(1.17)		(0.49)	0.09
Distributions to Shareholders:
Net realized gains	—		(0.14)	—
Total distributions	—		(0.14)	—
Net asset value, end of year or period	$8.29		$9.46	$10.09
Total return (3)	(12.37	)% (4)	(5.05)%	0.90	% (4)
Net assets, end of year or period (in 000s)	$31,886		$66,188	$6,947
Ratios/Supplemental Data:
Ratio of expenses to average net assets (6)	1.58	% (5)	1.56%	1.63	% (5)
Ratio of net investment income (loss) to average net assets (6,7)	0.70	% (5)	(1.15)%	(1.28	)% (5)
Portfolio turnover rate	565	% (4)	766%	98	% (4)

(1)	The Fund commenced operations on April 15, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	Not Annualized.

(5)	Annualized.

(6)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
December 31, 2022

1.	ORGANIZATION

Quantified Managed Income Fund, Quantified Market Leaders Fund, Quantified Alternative Investment Fund, Quantified STF Fund, Quantified Pattern Recognition Fund, Quantified Tactical Fixed Income Fund, Quantified Evolution Plus Fund, Quantified Common Ground Fund, Quantified Tactical Sectors Fund, Quantified Rising Dividend Tactical Fund (“Quantified Rising Dividend”) and Quantified Government Income Tactical Fund (“Quantified Government Income”) (each a “Fund” and collectively the “Funds”) are each a diversified series (except Quantified Pattern Recognition, Quantified Evolution Plus, Quantified Common Ground and Quantified Tactical Sectors Funds, which are non-diversified series), of Advisors Preferred Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 15, 2012 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Quantified Managed Income Fund, Quantified Market Leaders Fund, Quantified Alternative Investment Fund and Quantified STF Fund currently offer two classes of shares, Investor and Advisor classes of shares each of which are offered at Net Asset Value per share (“NAV”). Quantified Pattern Recognition Fund, Quantified Tactical Fixed Income Fund, Quantified Evolution Plus Fund, Quantified Common Ground Fund, Quantified Tactical Sectors Fund, Quantified Rising Dividend Tactical Fund and Quantified Government Income Tactical Fund currently offer Investor Class shares, which are offered at NAV.

The Funds’ commencement dates and their investment objectives are as follows:

Fund	Investor Class	Advisor Class	Investment Objective
Quantified Managed Income Fund	August 9, 2013	March 18, 2016	seeks high total return from fixed income investments on an annual basis consistent with a moderate tolerance for risk
Quantified Market Leaders Fund	August 9, 2013	March 18, 2016	seeks high appreciation on an annual basis consistent with a high tolerance for risk
Quantified Alternative Investment Fund	August 9, 2013	March 18, 2016	seeks high total return from alternative investment vehicles on an annual basis consistent with a high tolerance for risk
Quantified STF Fund	November 13, 2015	November 13, 2015	seeks high appreciation on an annual basis consistent with a high tolerance for risk.
Quantified Pattern Recognition Fund	August 30, 2019	N/A	seeks capital appreciation
Quantified Tactical Fixed Income Fund	September 13, 2019	N/A	seeks total return
Quantified Evolution Plus Fund	September 30, 2019	N/A	seeks capital appreciation
Quantified Common Ground Fund	December 27, 2019	N/A	seeks total return
Quantified Tactical Sectors Fund	March 4, 2021	N/A	seeks high appreciation on an annual basis consistent with a high tolerance for risk
Quantified Rising Dividend Tactical Fund	April 14, 2021	N/A	seeks total return consistent with a moderate tolerance for risk
Quantified Government Income Tactical Fund	April 15, 2021	N/A	seeks high total return consistent with a moderate tolerance for risk

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies including FASB Accounting Standard Update (“ASU”) 2013-08. Each Fund’s income, expenses (other than class-specific distribution and service fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures are valued at the final settled price or, in the absence of a settled price, at

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022

the last sale price on the day of valuation. Investments in open-end investment companies are valued at net asset value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Trust’s Board of Trustees. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Funds may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Funds’ holding. Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having sixty days or less remaining until maturity, at time of purchase, may be valued at amortized cost which approximates fair value.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source) and (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor and/or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to each Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor and/or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022

the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – Each Fund invests in portfolios of exchange traded funds or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon the methods established by the board of directors of the Underlying Funds.

Open-end mutual funds are valued at their respective net asset values as reported by such investment companies. The shares of many Underlying Funds frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any Underlying Funds purchased by the Funds will not change.

Units of Mount Vernon Liquid Assets Portfolio, LLC are not traded on or exchange and are valued at the investment company’s NAV per unit as provided by the Underlying Fund’s administrator.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2022 for each Fund’s assets and liabilities measured at fair value:

Quantified Managed Income Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Common Stocks *	$17,839,226	$—	$—	$17,839,226
Short-Term Investments	139,829,764	—	—	139,829,764
Collateral For Securities Loaned	5,114,726	—	—	5,114,726
Total Investments	$162,783,716	$—	$—	$162,783,716
Derivatives
Futures Contracts	$434,728	$—	$—	$434,728
Total Assets	$163,218,444	$—	$—	$163,218,444
Liabilities
Derivatives
Futures Contracts	$(180,044)	$—	$—	$(180,044)
Total Liabilities	$(180,044)	$—	$—	$(180,044)

Quantified Market Leaders Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds	$66,575,126	$—	$—	$66,575,126
Short-Term Investments	62,605,848	—	—	62,605,848
Collateral For Securities Loaned	34,710,049	—	—	34,710,049
Total Investments	$163,891,023	$—	$—	$163,891,023

Quantified Alternative Investment Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds	$6,744,321	$—	$—	$6,744,321
Open End Mutual Funds	3,178,975	—	—	3,178,975
Short-Term Investments	3,449,549	—	—	3,449,549
Collateral For Securities Loaned	1,234,767	—	—	1,234,767
Total Investments	$14,607,612	$—	$—	$14,607,612

Derivatives
Futures Contracts	$229	$—	$—	$229
Total Assets	$14,607,841	$—	$—	$14,607,841
Liabilities
Derivatives
Futures Contracts	$(9,303)	$—	$—	$(9,303)
Total Liabilities	$(9,303)	$—	$—	$(9,303)

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022

Quantified STF Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Certificate of Deposit *	$—	$10,438,839	$—	$10,438,839
Corporate Bonds *	—	22,308,493	—	22,308,493
Exchange-Traded Fund	159,768	—	—	159,768
Short-Term Investments	18,666,523	—	—	18,666,523
Collateral For Securities Loaned	972,500			972,500
Total Investments	$19,798,791	$32,747,332	$—	$52,546,123
Derivatives
Futures Contracts	$309,775	$—	$—	$309,775
Total Assets	$20,108,566	$32,747,332	$—	$52,855,898

Quantified Pattern Recognition Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Certificate of Deposit *	$—	$998,952	$—	$998,952
Exchange-Traded Fund	191,215	—	—	191,215
Short-Term Investments	20,697,114	—	—	20,697,114
Collateral For Securities Loaned	19,171	—	—	19,171
Total Investments	$20,907,500	$998,952	$—	$21,906,452
Derivatives
Futures Contracts	$118,375	$—	$—	$118,375
Total Assets	$21,025,875	$998,952	$—	$22,024,827

Quantified Tactical Fixed Income Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Certificate of Deposit *	$—	$9,440,329	$—	$9,440,329
Corporate Bonds*	—	21,407,950	—	21,407,950
Exchange-Traded Fund	99,560	—	—	99,560
Short-Term Investments	50,358,378	—	—	50,358,378
Collateral For Securities Loaned	832,460	—	—	832,460
Total Investments	$51,290,398	$30,848,279	$—	$82,138,677
Liabilities
Derivatives
Futures Contracts	$(367,087)	$—	$—	$(367,087)
Total Liabilities	$(367,087)	$—	$—	$(367,087)

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022

Quantified Evolution Plus Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Fund	$48,668	$—	$—	$48,668
Short-Term Investments	41,228,231	—	—	41,228,231
Total Investments	$41,276,899	$—	$—	$41,276,899
Liabilities
Derivatives
Futures Contracts	$(611,344)	$—	$—	$(611,344)
Total Liabilities	$(611,344)	$—	$—	$(611,344)

Quantified Common Ground Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Common Stocks *	$57,568,880	$—	$—	$57,568,880
Short-Term Investments	9,207,783	—	—	9,207,783
Collateral For Securities Loaned	15,383,624	—	—	15,383,624
Total Investments	$82,160,287	$—	$—	$82,160,287

Quantified Tactical Sectors Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Fund	$39,672,683	$—	$—	$39,672,683
Short-Term Investments	45,351,889	—	—	45,351,889
Collateral For Securities Loaned	51,633,420	—	—	51,633,420
Total Investments	$136,657,992	$—	$—	$136,657,992

Quantified Rising Dividend Tactical Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds	$24,198,930	$—	$—	$24,198,930
Short-Term Investments	5,462,902			5,462,902
Total Investments	$29,661,832	$—	$—	$29,661,832
Derivatives
Total Return Swaps	$—	$14,320	$—	$14,320
Total Assets	$29,661,832	$14,320	$—	$29,676,152
Liabilities
Derivatives
Total Return Swaps	$—	$(514,536)	$—	$(514,536)
Total Liabilities	$—	$(514,536)	$—	$(514,536)

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022

Quantified Government Income Tactical Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Fund	$39,824	$—	$—	$39,824
Short-Term Investments	30,730,596	—	—	30,730,596
Total Investments	$30,770,420	$—	$—	$30,770,420
Liabilities
Derivatives
Futures Contracts	$(105,389)	$—	$—	$(105,389)
Total Liabilities	$(105,389)	$—	$—	$(105,389)

*	Refer to each of the Schedule of Investments for industry classifications.

The Funds did not hold any Level 3 securities during the six months ended December 31, 2022.

Consolidation of Subsidiaries – The consolidated financial statements of the Quantified Evolution Plus Fund include the accounts of QEPF Fund Limited (“QEPF Ltd.”), a wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. The Fund may invest up to 25% of its total assets in QEPF Ltd., which acts as an investment vehicle in order to affect certain investments consistent with the Fund’s investment objectives and policies. The subsidiary commenced operations on December 30, 2019 and is an exempted Cayman Islands company with limited liability.

A summary of the Fund’s investment in QEPF Ltd. is as follows:

	Inception Date	QEPF Ltd. Net Assets at	% Of Net Assets at
	of QEPF Ltd.	December 31, 2022	December 31, 2022
QEPF Ltd.	12/30/19	$1,278,183	2.42%

Exchange Traded Funds (“ETFs”), Mutual Funds and Exchange Traded Notes (“ETNs”) Risk – ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Funds. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Each Fund invests in ETFs. ETFs are typically a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. Each Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Cash Accounts – At times, the Funds may invest cash in a short-term deposit sweep vehicle program. Such deposits are in amounts at any such depositary institution not in excess of the Federal Deposit Insurance Corporation (“FDIC”) or National Credit Union Share Insurance Fund standard maximum deposit insurance amount such that funds are insured across the various banks or credit unions at which such funds are deposited. StoneCastle Cash Management, LLC (“StoneCastle”) provides ministerial deposit placement assistance to the Funds with respect to the short-term deposit sweep vehicle program. These deposits are not custodied by StoneCastle. These amounts are included as Cash on the Statements of Assets and Liabilities to the extent they are held by the Funds as of December 31, 2022.

Foreign Currency Translations – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022

from the fluctuations arising from changes in market prices of securities held. Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Swap Contracts – Each Fund is subject to equity price risk, interest rate risk, credit risk and counterparty risk in the normal course of pursuing its investment objective. Each Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector on underlying fund). Most equity swap agreements entered into by a Fund calculate the obligations of the parties on a “net basis”. Consequently, a Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. Each Fund’s obligations are accrued daily (offset by any amounts owed to the Fund).

Each Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund pays the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements in instances where the advisor believes that it may be more cost effective or practical than buying a security or the securities represented by a particular index.

Each Fund may enter into credit default swaps (“CDS”). CDS are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk. The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by a Fund to obtain credit risk exposure similar to that of a direct investment in high yield bonds.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if a Fund had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

Each Fund may enter into Interest Rate Swaps. Interest rate swaps involve the exchange of commitments

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022

to pay and receive interest based on a notional principal amount. Each Fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount.

Each Fund may enter into Total Return Swaps (“TRS”). Total Return Swaps are typically two-party (bilateral) financial contracts which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains. In total return swaps, the underlying asset, referred to as the reference asset, is usually an equity index, loans, or bonds. This is owned by the party receiving the set rate payment. The TRS allows one party to derive the economic benefit of owning an asset without putting that asset on its balance sheet, and allows the other party, which does retain that asset on its balance sheet, to buy protection against loss in its value.

Each Fund collateralizes swap agreements with cash and certain securities as indicated on the Schedule of Investments of the Fund and Statements of Assets and Liabilities, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Fund. Each Fund does not net collateral. In addition, the parties have mutually agreed to settle significant unrealized appreciation / depreciation on the swap contracts as they occur, resulting in an advance or prepayment on such swaps. Such amounts, if any, would be offset against the applicable contract upon final settlement. In the event of a default by the counterparty, a Fund will seek return of this collateral and may incur certain costs exercising its rights with respect to the collateral. Amounts expected to be owed to a Fund may be collateralized either directly with the Fund or in a segregated account at the custodian.

Each Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty to the extent that posted collateral is insufficient. Each Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Advisor. The financial statements of these counterparties may be available by accessing the SEC’s website, at www.sec.gov.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Funds and their counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreements. Any election to early terminate could be material to the financial statements. For the six months ended December 31, 2022, Quantified Market Leaders Fund, Quantified Tactical Fixed Income Fund, Quantified Evolution Plus Fund and Quantified Tactical Sectors Fund entered into total return swaps and are subject to applicable master netting arrangements.

Futures Contracts – Each Fund may be subject to the change in value of equity and interest rate risk in the normal course of pursuing its investment objective. Each Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (each Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. When the contracts are closed, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and each Fund’s basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, each Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recorded in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to each

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022

Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the normal course of business, each Fund purchases and sells various financial instruments, which may result in risks, the amount of which is not apparent from the financial statements.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Foreign withholding tax is recorded as incurred or known, in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

Federal Income Tax – It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years (June 30, 2020 – June 30, 2022) or expected to be taken in the Funds’ June 30, 2023 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and foreign jurisdictions where each Fund makes significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

For tax purposes, QEPF Ltd. is an exempted Cayman Islands investment company. QEPF has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits, and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, QEPF is a controlled foreign corporation (“CFC”) and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, the net income and capital gain of the CFC, to the extent of its earnings and profits, will be included each year in the respective Fund’s investment company taxable income.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022

involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from sale of securities, other than short-term investments, swaps and futures contracts, for the six months ended December 31, 2022 for the Funds were as follows:

Fund	Purchases	Sales
Quantified Managed Income Fund	$280,111,961	$277,850,459
Quantified Market Leaders Fund	1,118,674,334	1,155,796,430
Quantified Alternative Investment Fund	49,333,628	46,972,645
Quantified STF Fund	22,827,440	56,192,996
Quantified Pattern Recognition Fund	6,162,630	8,781,761
Quantified Tactical Fixed Income Fund	17,205,052	40,077,171
Quantified Evolution Plus Fund	20,099,339	41,106,170
Quantified Common Ground Fund	328,294,778	303,655,848
Quantified Tactical Sectors Fund	433,683,375	434,659,181
Quantified Rising Dividend Tactical Fund	82,501,966	82,944,301
Quantified Government Income Tactical Fund	13,769,400	30,452,998

4.	IMPACT OF DERIVATIVES ON THE STATEMENTS OF ASSETS AND LIABILITIES AND STATEMENTS OF OPERATIONS

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of December 31, 2022:

Derivative Investment Type	Location on the Statements of Assets and Liabilities
Futures	Unrealized appreciation (depreciation) on futures
Swaps	Unrealized appreciation (depreciation) on swaps

	Asset derivatives

Quantified Managed Income Fund	Futures - Equity Contracts	$434,728
Quantified Alternative Investment Fund	Futures - Equity Contracts	229
Quantified STF Fund	Futures - Equity Contracts	309,775
Quantified Pattern Recognition Fund	Futures - Equity Contracts	118,375
Quantified Rising Dividend Tactical Fund	Swaps - Equity Contracts	14,320

	Liability derivatives

Quantified Managed Income Fund	Futures - Interest Rate Contracts	$(180,044)
Quantified Alternative Investment Fund	Futures - Interest Rate Contracts	(9,303)
Quantified Tactical Fixed Income Fund	Futures - Interest Rate Contracts	(367,087)
Quantified Evolution Plus Fund	Futures - Currency Contracts	(611,344)
Quantified Rising Dividend Tactical Fund	Swaps - Equity Contracts	(514,536)
Quantified Government Income Tactical Fund	Futures - Interest Rate Contracts	(105,389)

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022

Transactions in derivative instruments during the six months ended December 31, 2022, were as follows:
	Statements of Operations location	Equity/Interest Rate/Credit/Commodity/ Currency Contracts
Quantified Managed Income Fund	Net Realized gain (loss) from: (1)
Interest Rate Risk	Futures	$(427,306)
Equity Risk	Futures	(4,043,743)
		(4,471,049)
	Net Change in unrealized appreciation (depreciation) on: (2)
Interest Rate Risk	Futures	$173,296
Equity Risk	Futures	535,112
		708,408
Quantified Market Leaders Fund	Net Realized gain (loss) from: (1)
Equity Risk	Swaps	$(6,196,812)

Quantified Alternative Investment Fund	Net Realized gain (loss) from: (1)
Equity Risk	Futures	$(240,660)
Interest Rate Risk	Futures	32,639
		(208,021)
	Net Change in unrealized appreciation (depreciation) on: (2)
Equity Risk	Futures	$(3,361)
Interest Rate Risk	Futures	6,730
		3,369
Quantified STF Fund	Net Realized gain (loss) from: (1)
Equity Risk	Futures	$(34,417,536)
	Net Change in unrealized appreciation (depreciation) on: (2)
Equity Risk	Futures	$(1,396,854)

Quantified Pattern Recognition Fund	Net Realized gain (loss) from: (1)
Equity Risk	Futures	$1,638,463
	Net Change in unrealized appreciation (depreciation) on: (2)
Equity Risk	Futures	$435,813

Quantified Tactical Fixed Income Fund	Net Realized gain (loss) from: (1)
Interest Rate Risk	Futures	$(14,022,830)
Credit Risk	Swaps	(2,203,519)
	Net Change in unrealized appreciation (depreciation) on: (2)
Interest Rate Risk	Futures	$(952,573)

Quantified Evolution Plus Fund	Net Realized gain (loss) from: (1)
Commodity Risk	Futures	$(1,164,009)
Currency Risk	Futures	2,531,221
Equity Risk	Futures	(3,165,611)
Interest Rate Risk	Futures	(186,933)
		(1,985,332)
Commodity Risk	Swaps	(1,950,317)
	Net Change in unrealized appreciation (depreciation) on: (2)
Equity Risk	Futures	$(1,222,025)
Interest Rate Risk	Futures	(1,422)
		(1,223,447)
Quantified Tactical Sectors Fund	Net Realized gain (loss) from: (1)
Equity Risk	Swaps	$(2,680,062)

Quantified Rising Dividend Tactical Fund	Net Realized gain (loss) from: (1)
Interest Rate Risk	Swaps	$(1,426,571)

Quantified Government Income Tactical Fund	Net Realized gain (loss) from: (1)
Interest Rate Risk	Futures	$(6,194,308)
	Net Change in unrealized appreciation (depreciation) on: (2)
Interest Rate Risk	Futures	$(337,975)

(1)	Statement of Operations location: Net realized gain (loss) from futures, Net realized gain (loss) from swaps.

(2)	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures, Net change in unrealized appreciation (depreciation) on swaps.

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022

The derivative instruments outstanding as of December 31, 2022 as disclosed in the Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for each Fund.

Associated Risk

Market Risk: Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by each Fund. The Funds are exposed to market risk on financial instruments that are valued at market prices as disclosed in the Schedules of Investments. The prices of derivative instruments, including swaps and futures prices, can be highly volatile. Price movements of derivative contracts in which each Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. Each Fund may be exposed to market risk on derivative contracts in that each Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in the Funds’ financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Funds’ investments in derivative instruments are exposed to market risk and are disclosed in the schedule of investments.

Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on the Funds and their investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen. An outbreak of infectious respiratory illness known as COVID-19, which is caused by a novel coronavirus (SARS-CoV-2), was first detected in China in December 2019 and subsequently spread globally. This coronavirus has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022

political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

Counterparty Risk: Each Fund may invest in swap contracts (the “Product”) with Credit Suisse, Barclays or CIBC as the counterparty. If Credit Suisse, Barclays or CIBC becomes insolvent, Credit Suisse, Barclays or CIBC may not be able to make any payments under the Product and investors may lose their capital invested in the Product. A decline in Credit Suisse’s, Barclays’s or CIBC’s standing is likely to reduce the market value of the Product and therefore the price an investor may receive for the Product if they sell it in the market.

Liquidity Risk: Liquidity risk is the risk that a Fund will encounter difficulty in raising funds to meet commitments. Liquidity risk may result in an inability to sell investments quickly at close to fair value. Each Fund’s financial instruments may include investments in securities which are not traded on organized public exchanges and which generally may be illiquid. As a result, a Fund may not be able to quickly liquidate its investments in these instruments at an amount close to its fair value in order to meet its liquidity requirements. The Funds’ do not anticipate any material losses as a result of liquidity risk.

5.	OFFSETTING OF FINANCIAL ASSETS AND DERIVATIVE ASSETS

Each Fund’s policy is to recognize a gross asset or liability equal to the unrealized gain (loss) on futures contracts and swap contracts. The following table shows additional information regarding the offsetting of assets and liabilities as of December 31, 2022.

Quantified Managed Income Fund:

				Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of	Financial
	Presented in the	Offset in the	Assets Presented in	Instruments
	Statements of Assets	Statements of Assets	the Statements of	and/or Amount	Cash Collateral
Description	& Liabilities	& Liabilities	Assets & Liabilities	Pledged (2)	Received	Net Amount
Futures Contracts	$434,728	$—	$434,728	$(180,044)	$—	$254,684
Securities Lending	4,994,925	—	4,994,925	(4,994,925)	—	—
Total	$5,429,653	$—	$5,429,653	$(5,174,969)	$—	$254,684

				Gross Amounts Not Offset in the
Liabilities:				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts of
	Gross Amounts of	Offset in the	Liabilities Presented	Financial
	Recognized	Statement of Assets	in the Statement of	Instruments	Cash Collateral
Description	Liabilities	& Liabilities	Assets & Liabilities	Pledged (2)	Pledged (1)	Net Amount
Futures Contracts	$(180,044)	$—	$(180,044)	$—	$180,044	$—
Total	$(180,044)	$—	$(180,044)	$—	$180,044	$—

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022

Quantified Market Leaders Fund:

				Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of Assets
	Presented in the	Offset in the	Presented in the	Financial
	Statements of Assets	Statements of Assets	Statements of Assets &	Instruments	Cash Collateral
Description	& Liabilities	& Liabilities	Liabilities	Pledged (2)	Received	Net Amount
Securities Lending	$33,940,018	$—	$33,940,018	$(33,940,018)	$—	$—
Total	$33,940,018	$—	$33,940,018	$(33,940,018)	$—	$—

Quantified Alternative Investment Fund:

				Gross Amounts Not Offset in the Statements
Assets:				of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts
	Presented in the	Offset in the	Presented in the	Financial
	Statements of	Statement of Assets	Statement of Assets	Instruments and/or	Cash Collateral
Description	Assets & Liabilities	& Liabilities	& Liabilities	Amount Pledged (2)	Received	Net Amount
Futures Contracts	$229	$—	$229	$(229)	$—	$—
Securities Lending	1,201,777	—	1,201,777	(1,201,777)	—	—
Total	$1,202,006	$—	$1,202,006	$(1,202,006)	$—	$—

				Gross Amounts Not Offset in the Statement of
Liabilities:				Assets & Liabilities
	Gross Amounts of	Gross Amounts Offset	Net Amounts Presented	Financial
	Recognized	in the Statement of	in the Statement of	Instruments and/or	Cash Collateral
Description	Liabilities	Assets & Liabilities	Assets & Liabilities	Amount Pledged (2)	Pledged (1)	Net Amount
Futures Contracts	$(9,303)	$—	$(9,303)	$229	$9,074	$—
Total	$(9,303)	$—	$(9,303)	$229	$9,074	$—

Quantified STF Fund:

				Gross Amounts Not Offset in the Statements of
Assets:				Assets & Liabilities
	Gross Amounts
	Presented in the	Gross Amounts	Net Amounts
	Statements of	Offset in the	Presented in the	Financial
	Assets &	Statement of Assets	Statement of	Instruments	Cash Collateral
Description	Liabilities	& Liabilities	Assets & Liabilities	Pledged (2)	Received	Net Amount
Futures Contracts	$309,775	$—	$309,775	$—	$—	$309,775
Securities Lending	950,742	—	950,742	(950,742)	—	—
Total	$1,260,517	$—	$1,260,517	$(950,742)	$—	$309,775

Quantified Pattern Recognition Fund:

				Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
	Gross Amounts
	Presented in the	Gross Amounts	Net Amounts
	Statements of	Offset in the	Presented in the	Financial
	Assets &	Statement of Assets	Statement of	Instruments	Cash Collateral
Description	Liabilities	& Liabilities	Assets & Liabilities	Pledged (2)	Received	Net Amount
Futures Contracts	$118,375	$—	$118,375	$—	$—	$118,375
Securities Lending	18,739	—	18,739	(18,739)	—	—
Total	$137,114	$—	$137,114	$(18,739)	$—	$118,375

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022

Quantified Tactical Fixed Income Fund:

Gross Amounts Not Offset in the Statements
Assets:				of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts
	Presented in the	Offset in the	Presented in the	Financial
	Statements of	Statement of	Statement of Assets	Instruments
Description	Assets & Liabilities	Assets & Liabilities	& Liabilities	Pledged (2)	Cash Collateral Received	Net Amount
Securities Lending	$813,836	$—	$813,836	$(813,836)	$—	$—
Total	$813,836	$—	$813,836	$(813,836)	$—	$—

Gross Amounts Not Offset in the Statement of
Liabilities:				Assets & Liabilities
		Gross Amounts	Net Amounts
	Gross Amounts of	Offset in the	Presented in the
	Recognized	Statement of Assets	Statement of Assets &	Financial	Collateral
Description	Liabilities	& Liabilities	Liabilities	Instruments	Pledged/(Received)	Net Amount
Futures Contracts	$(367,087)	$—	$(367,087)	$—	$367,087	$—
Total	$(367,087)	$—	$(367,087)	$—	$367,087	$—

Quantified Evolution Plus Fund:

Gross Amounts Not Offset in the
Liabilities:				Statement of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of
	Presented in the	Offset in the	Liabilities Presented in	Financial
	Statements of Assets	Statement of Assets	the Statement of	Instruments	Cash Collateral
Description	& Liabilities	& Liabilities	Assets & Liabilities	Pledged (2)	Pledged (1)	Net Amount
Futures Contracts	$(611,344)	$—	$(611,344)		$611,344	$—
Total	$(611,344)	$—	$(611,344)	$—	$611,344	$—

Quantified Common Ground Fund:

Gross Amounts Not Offset in the Statements of
Assets:				Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts
	Presented in the	Offset in the	Presented in the	Financial
	Statements of	Statement of	Statement of	Instruments	Cash Collateral
Description	Assets & Liabilities	Assets & Liabilities	Assets & Liabilities	Pledged (2)	Received	Net Amount
Securities Lending	$14,983,537	$—	$14,983,537	$(14,983,537)	$—	$—
Total	$14,983,537	$—	$14,983,537	$(14,983,537)	$—	$—

Quantified Tactical Sectors Fund:

Gross Amounts Not Offset in the Statements of
Assets:				Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts
	Presented in the	Offset in the	Presented in the	Financial
	Statements of	Statement of	Statement of	Instruments	Cash Collateral
Description	Assets & Liabilities	Assets & Liabilities	Assets & Liabilities	Pledged (2)	Received	Net Amount
Securities Lending	$50,481,533	$—	$50,481,533	$(50,481,533)	$—	$—
Total	$50,481,533	$—	$50,481,533	$(50,481,533)	$—	$—

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022

Quantified Rising Dividend Tactical Fund:

Gross Amounts Not Offset in the Statements
Assets:				of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts
	Presented in the	Offset in the	Presented in the
	Statements of	Statement of	Statement of Assets	Financial
Description	Assets & Liabilities	Assets & Liabilities	& Liabilities	Instruments	Cash Collateral Received	Net Amount
Swaps	$14,320	$—	$14,320	$(14,320)	$—	$—
Total	$14,320	$—	$14,320	$(14,320)	$—	$—

Gross Amounts Not Offset in the Statement of
Liabilities:				Assets & Liabilities
		Gross Amounts	Net Amounts
	Gross Amounts of	Offset in the	Presented in the
	Recognized	Statement of Assets	Statement of Assets &	Financial	Collateral
Description	Liabilities	& Liabilities	Liabilities	Instruments	Pledged/(Received)	Net Amount
Swaps Contracts	$(514,536)	$—	$(514,536)	$14,320	$500,216	$—
Total	$(514,536)	$—	$(514,536)	$14,320	$500,216	$—

Quantified Government Income Tactical Fund:

Gross Amounts Not Offset in the
Liabilities:				Statement of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of
	Presented in the	Offset in the	Liabilities Presented in
	Statements of Assets	Statement of Assets	the Statement of	Financial	Cash Collateral
Description	& Liabilities	& Liabilities	Assets & Liabilities	Instruments	Pledged (1)	Net Amount
Futures Contracts	$(105,389)	$—	$(105,389)	$—	$105,389	$—
Total	$(105,389)	$—	$(105,389)	$—	$105,389	$—

(1)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

(2)	The amount does not include excess collateral pledged by the counterparty. Detailed collateral amounts are presented in the Statements of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of each Fund are overseen by the Board, which is responsible for the overall management of the Funds. Advisors Preferred LLC (“Advisor”), serves as investment advisor to the Funds. The Advisor has engaged Flexible Plan Investments, Ltd. (the “Sub-Advisor”) to serve as the sub-advisor to the Funds.

Pursuant to an advisory agreement with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of each Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays advisory fees accrued daily and paid monthly, based on each Fund’s average daily net assets and is computed at an annual rate of 1.00%, except for Quantified Alternative, Quantified Managed Income and Quantified Market Leaders which pay 0.75%. For the six months ended December 31, 2022, each Fund accrued the following advisory fees:

Quantified Managed Income Fund	$621,557
Quantified Market Leaders Fund	925,917
Quantified Alternative Investment Fund	56,612
Quantified STF Fund	716,934
Quantified Pattern Recognition Fund	109,551
Quantified Tactical Fixed Income Fund	700,653
Quantified Evolution Plus Fund	420,590
Quantified Common Ground Fund	337,347
Quantified Tactical Sectors Fund	610,408
Quantified Rising Dividend Tactical Fund	159,443
Quantified Government Income Tactical Fund	253,069

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022

Pursuant to a liquidity program administrator agreement with the Funds, the Adviser, provides a liquidity program administrator who, directs the operations of the Funds’ liquidity risk management program. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser out of pocket expenses and an annual fee of $9,000 per Fund. The liquidity program administrator agreement became effective June 1, 2021. Pursuant to the liquidity program administrator agreement, the Adviser earned (net of voluntary waivers) the following fees for the six months ended December 31, 2022:

Quantified Managed Income Fund	$4,500
Quantified Market Leaders Fund	4,500
Quantified Alternative Investment Fund	—
Quantified STF Fund	4,500
Quantified Pattern Recognition Fund	—
Quantified Tactical Fixed Income Fund	4,500
Quantified Evolution Plus Fund	4,500
Quantified Common Ground Fund	4,500
Quantified Tactical Sectors Fund	4,500
Quantified Rising Dividend Tactical Fund	—
Quantified Government Income Tactical Fund	—

Ultimus Fund Solutions, LLC (“UFS”), UFS, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to the servicing agreement with UFS, each Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Under the terms of the Funds’ agreement with UFS, UFS pays for certain operating expenses of the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

In addition, certain affiliates of UFS provide services to each Fund as follows:

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for each Fund on an ad-hoc basis. These expenses are the responsibility of UFS.

The Trust has adopted Distribution Plans and Agreements pursuant to Rule 12b-1 under the 1940 Act for the Funds’ Investor Class and Advisor Class shares (each a “Plan” and together, the “Plans”) pursuant to which a Fund pays fees to the Ceros Financial Services, Inc. (“Ceros” or “Distributor”) for providing distribution and/or shareholder services to the Fund. Under the Plans, Investor Class shares of a Fund may pay an account maintenance fee for account maintenance services and/or distribution fee at an annual rate of up to 0.25% of the Fund’s average net assets attributable to Investor Class shares as compensation for the Distributor providing account maintenance and distribution services to shareholders; and up to 1.00% for Advisor Class shares of a Fund’s average daily net assets attributable to the Advisor Class shares. The 12b-1 Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022

For the six months ended December 31, 2022, pursuant to the Rule 12b-1 Plan, each Fund accrued:

	Investor Class	Advisor Class	Total
Quantified Managed Income Fund	$207,160	$102	$207,262
Quantified Market Leaders Fund	308,452	750	309,202
Quantified Alternative Investment Fund	18,785	345	19,130
Quantified STF Fund	178,927	1,225	180,152
Quantified Pattern Recognition Fund	27,388	—	27,388
Quantified Tactical Fixed Income Fund	175,163	—	175,163
Quantified Evolution Plus Fund	105,148	—	105,148
Quantified Common Ground Fund	84,337	—	84,337
Quantified Tactical Sectors Fund	152,602	—	152,602
Quantified Rising Dividend Tactical Fund	39,861	—	39,861
Quantified Government Income Tactical Fund	63,267	—	63,267

The Board has adopted a Shareholder Servicing Plan (the “Servicing Plan”) with respect to the Investor Class of each Fund. The Servicing Plan provides that a monthly service fee is calculated by each Fund at an annual rate of up to 0.15% (currently set at 0.15%), of its average daily net assets of the Investor Class and is paid to Ceros to provide compensation for ongoing shareholder servicing activities or service and/or maintenance accounts, not otherwise required to be provided by the Advisor. Ceros is an affiliate of the Advisor.

For the six months ended December 31, 2022, pursuant to the Shareholder Services Agreement, each Fund paid:

Quantified Managed Income Fund	$124,296
Quantified Market Leaders Fund	185,071
Quantified Alternative Investment Fund	11,271
Quantified STF Fund	107,356
Quantified Pattern Recognition Fund	16,433
Quantified Tactical Fixed Income Fund	105,098
Quantified Evolution Plus Fund	63,089
Quantified Common Ground Fund	50,602
Quantified Tactical Sectors Fund	91,561
Quantified Rising Dividend Tactical Fund	23,916
Quantified Government Income Tactical Fund	37,960

During the six months ended December 31, 2022, Ceros, a registered broker/dealer, executed trades on behalf of Quantified Managed Income Fund, Quantified Market Leaders Fund, Quantified Alternative Investment Fund, Quantified STF Fund, Quantified Pattern Recognition Fund, Quantified Tactical Fixed Income Fund, Quantified Evolution Plus Fund, Quantified Common Ground Fund, Quantified Tactical Sectors Fund, Quantified Rising Dividend Tactical Fund and Quantified Government Income Tactical Fund received $110,974, $162,951, $13,157, $11,673, $1,151, $8,464, $9,153, $93,985, $70,894, $12,259 and $6,320 in trade commissions, respectively.

Each Trustee who is not an “interested person” of the Trust or Advisor is compensated at a rate of $72,000 per year plus $2,500 minimum per meeting for certain special meetings, which varies based on the matters submitted, as well as for reimbursement for any reasonable expenses incurred attending the meetings, paid quarterly. The “interested persons” who serve as Trustees of the Trust receive no

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022

compensation for their services as Trustees. None of the executive officers receive compensation from the Trust. Interested trustees of the Trust are also officers or employees of the Advisor and its affiliates.

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes excluding futures and swaps, and its respective gross unrealized appreciation and depreciation at December 31, 2022, were as follows:

				Net
		Gross Unrealized	Gross Unrealized	Appreciation/
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Quantified Managed Income Fund	$163,184,416	$786,632	$(1,187,332)	$(400,700)
Quantified Market Leaders Fund	170,581,922	488,987	(7,179,886)	(6,690,899)
Quantified Alternative Investment Fund	15,175,574	59,604	(627,566)	(567,962)
Quantified STF Fund	54,855,348	574	(2,309,799)	(2,309,225)
Quantified Pattern Recognition Fund	22,067,190	—	(160,738)	(160,738)
Quantified Tactical Fixed Income Fund	84,599,887	—	(2,461,210)	(2,461,210)
Quantified Evolution Plus Fund	41,603,378	—	(326,479)	(326,479)
Quantified Common Ground Fund	97,161,348	378,301	(15,379,362)	(15,001,061)
Quantified Tactical Sectors Fund	137,155,521	1,725,103	(2,222,632)	(497,529)
Quantified Rising Dividend Tactical Fund	36,335,995	116,048	(6,790,211)	(6,674,163)
Quantified Government Income Tactical Fund	31,129,679	—	(359,259)	(359,259)

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the periods ended June 30, 2022 and June 30, 2021 was as follows:

For the period ended June 30, 2022:
	Ordinary	Long-Term	Return of
Portfolio	Income	Capital Gains	Capital	Total
Quantified Managed Income Fund	$983,577	$—	$—	$983,577
Quantified Market Leaders Fund	64,865,841	—	—	64,865,841
Quantified Alternative Investment Fund	1,367,116	173,849	—	1,540,965
Quantified STF Fund	21,941,283	20,260,824	—	42,202,107
Quantified Pattern Recognition Fund	4,417,288	1,721,355	—	6,138,643
Quantified Tactical Fixed Income Fund	—	—	—	—
Quantified Evolution Plus Fund	2,958,074	4,437,576	—	7,395,650
Quantified Common Ground Fund	7,158,565	—	—	7,158,565
Quantified Tactical Sectors Fund	2,251,739	—	—	2,251,739
Quantified Rising Dividend Tactical Fund	163,258	—	—	163,258
Quantified Government Income Tactical Fund	226,553	502,193	—	728,746

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022

For the period ended June 30, 2021:
	Ordinary	Long-Term	Return of
Portfolio	Income	Capital Gains	Capital	Total
Quantified Managed Income Fund	$727,077	$—	$—	$727,077
Quantified Market Leaders Fund	20,827,738	—	—	20,827,738
Quantified Alternative Investment Fund	—	—	—	—
Quantified STF Fund	10,992,115	11,448,564	—	22,440,679
Quantified Pattern Recognition Fund	—	43,751	—	43,751
Quantified Tactical Fixed Income Fund	1,085,151	1,750,280	1,273	2,836,704
Quantified Evolution Plus Fund	729,716	—	—	729,716
Quantified Common Ground Fund	1,107,232	4,687	—	1,111,919
Quantified Tactical Sectors Fund	—	—	—	—
Quantified Rising Dividend Tactical Fund	—	—	—	—
Quantified Government Income Tactical Fund	—	—	—	—

As of June 30, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Quantified Managed Income Fund	$59,554	$—	$(1,381,791)	$(8,877,857)	$—	$(1,257,390)	$(11,457,484)
Quantified Market Leaders Fund	—	—	(77,208,114)	(4,080,413)	—	(10,281,445)	(91,569,972)
Quantified Alternative Investment Fund	—	—	(1,029,667)	—	—	(463,509)	(1,493,176)
Quantified STF Fund	—	—	(53,487,827)	—	—	(2,541,304)	(56,029,131)
Quantified Pattern Recognition Fund	—	—	(19,009,255)	—	—	(173,537)	(19,182,792)
Quantified Tactical Fixed Income Fund	—	—	(17,292,468)	(6,773,454)	—	(2,564,683)	(26,630,605)
Quantified Evolution Plus Fund	37,174	—	(6,886,500)	—	—	(573,966)	(7,423,292)
Quantified Common Ground Fund	—	—	—	—	—	(14,356,911)	(14,356,911)
Quantified Tactical Sectors Fund	308,072	—	(37,370,912)	(9,031,336)	—	(2,913,666)	(49,007,842)
Quantified Rising Dividend Tactical Fund	668,273	—	—	—	—	(7,239,761)	(6,571,488)
Quantified Government Income Tactical Fund	—	—	(4,709,202)	—	—	(397,331)	(5,106,533)

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales, the mark-to-market on open Section 1256, and tax adjustments related to the Quantified Evolution Plus Fund’s wholly owned subsidiary.

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Quantified Managed Income Fund	$—
Quantified Market Leaders Fund	—
Quantified Alternative Investment Fund	—
Quantified STF Fund	829,306
Quantified Pattern Recognition Fund	241,008
Quantified Tactical Fixed Income Fund	745,207
Quantified Evolution Plus Fund	—
Quantified Common Ground Fund	—
Quantified Tactical Sectors Fund	—
Quantified Rising Dividend Tactical Fund	—
Quantified Government Income Tactical Fund	250,956

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Quantified Managed Income Fund	$1,381,791
Quantified Market Leaders Fund	77,208,114
Quantified Alternative Investment Fund	1,029,667
Quantified STF Fund	52,658,521
Quantified Pattern Recognition Fund	18,768,247
Quantified Tactical Fixed Income Fund	16,547,261
Quantified Evolution Plus Fund	6,886,500
Quantified Common Ground Fund	—
Quantified Tactical Sectors Fund	37,370,912
Quantified Rising Dividend Tactical Fund	—
Quantified Government Income Tactical Fund	4,458,246

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022

At June 30, 2022, the Funds below had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Short-Term	Long-Term	Total
Quantified Managed Income Fund	$6,621,821	$2,256,036	$8,877,857
Quantified Market Leaders Fund	4,080,413	—	4,080,413
Quantified Alternative Investment Fund	—	—	—
Quantified STF Fund	—	—	—
Quantified Pattern Recognition Fund	—	—	—
Quantified Tactical Fixed Income Fund	3,627,663	3,145,791	6,773,454
Quantified Evolution Plus Fund	—	—	—
Quantified Common Ground Fund	—	—	—
Quantified Tactical Sectors Fund	9,031,336	—	9,031,336
Quantified Rising Dividend Tactical Fund	—	—	—
Quantified Government Income Tactical Fund	—	—	—

During the fiscal year ended June 30, 2022, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses and net operating losses, reclassification of Fund distributions, , use of tax equalization credits and adjustments related to the Quantified Evolution Plus Fund’s wholly owned subsidiary, resulted in reclassification for the period ended June 30, 2022 as follows:

	Paid
	In	Accumulated
	Capital	Earnings (Losses
Quantified Managed Income Fund	$—	$—
Quantified Market Leaders Fund	(5,211,122)	5,211,122
Quantified Alternative Investment Fund	—	—
Quantified STF Fund	(18,261)	18,261
Quantified Pattern Recognition Fund	(37,092)	37,092
Quantified Tactical Fixed Income Fund	(771,306)	771,306
Quantified Evolution Plus Fund	(438,128)	438,128
Quantified Common Ground Fund	6,081,492	(6,081,492)
Quantified Tactical Sectors Fund	—	—
Quantified Rising Dividend Tactical Fund	847,887	(847,887)
Quantified Government Income Tactical Fund	(23,774)	23,774

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund pursuant to Section 2(a)(9) of the 1940 Act. As of December 31, 2022, Axos Clearing LLC held 84.01% of the Quantified Managed Income Fund, 81.91% of the Quantified Market Leaders Fund, 73.28% of the Quantified Alternative Investment Fund, 73.66% of the Quantified STF Fund, 85.07% of the Quantified Pattern Recognition Fund, 92.08% of the Quantified Tactical Fixed Income Fund, 85.65% of the Quantified Evolution Plus Fund, 76.57% of the Quantified Common Ground Fund, 72.78% of the Quantified Tactical Sectors Fund, 96.68% of the Quantified Rising Dividend Tactical Fund and 87.02% of the Quantified Government Income Tactical Fund.

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022

10.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The following Funds currently invest greater than 25% of their assets in the corresponding investments. The Fund may redeem its investment from the investments at any time if the Advisor or Subadvisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the investments. The financial statements of the investments, including their schedule of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements.

		Percentage of Net
Fund	Investment	Assets
Quantified Managed Income Fund	Fidelity Government Portfolio Institutional Class	40.3%
	First American Government Obligations Fund Class Z	40.2%
Quantified Pattern Recognition Fund	Fidelity Government Portfolio Institutional Class	41.2%
	First American Government Obligations Fund Class Z	41.4%
Quantified Evolution Plus Fund	Fidelity Government Portfolio Institutional Class	37.7%
	First American Government Obligations Fund Class Z	37.7%
Quantified Government Income Tactical Fund	Fidelity Government Portfolio Institutional Class	48.2%
	First American Government Obligations Fund Class Z	48.2%

11.	SECURITIES LENDING

The Funds have entered into a securities lending arrangement (the “Agreement”) with U.S. Bank (the “Lending Agent”). Under the terms of the Agreement, the Funds are authorized to loan securities to the Lending Agent. In exchange, the Funds receive cash and “non-cash” or “securities” collateral in the amount of at least 105% of the value of any loaned securities that are foreign securities or 102% of the value of any other loaned securities marked-to-market daily. Loans shall be marked to market daily and the margin restored in the event collateralization is below 100% of the value of securities loaned. The value of securities loaned is disclosed in a footnote on the Statements of Assets and Liabilities and on the Schedules of Investments. Securities lending income is disclosed in the Funds’ Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Lending Agent fails to return the securities on loan. The Funds’ cash collateral received in securities lending transactions is invested in the Mount Vernon Liquid Assets Portfolio, LLC, a privately offered liquidity fund, as presented below. The investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit.

As of December 31, 2022, the following Funds loaned securities which were collateralized by cash. The value of securities on loan and the value of the related collateral were as follows:

		Overnight and Continuous
Fund	Value of Securities Loaned	Value of Collateral*
Quantified Managed Income Fund	$4,994,925	$5,114,726
Quantified Market Leaders Fund	33,940,018	34,710,049
Quantified Alternative Investment Fund	1,201,777	1,234,767
Quantified STF Fund	950,742	972,500
Quantified Pattern Recognition Fund	18,739	19,171
Quantified Tactical Fixed Income Fund	813,836	832,460
Quantified Common Ground Fund	14,983,537	15,383,624
Quantified Tactical Sectors Fund	50,481,533	51,633,420

*	The above Funds received cash collateral, which was subsequently invested in the Mount Vernon Liquid Assets Portfolio, LLC as reported in the Schedules of Investments.

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022

12.	LINE OF CREDIT

The Quantified Alternative Investment Fund, Quantified Common Ground Fund, and the Quantified Managed Income Fund (“Borrowing Funds”) have each entered into a line of credit agreement with U.S. Bank N.A. for investment purposes subject to the limitations of the 1940 Act for borrowings. The maximum amount a Borrowing Fund is allowed to borrow under its agreement is lesser of $15,000,000, 20% of the gross market value of the Borrowing Fund or 33 1/3% of the gross market value (as determined solely by the Bank using consistently applied valuation methods disclosed to the Borrower) of the unencumbered assets of the Borrowing Fund. Borrowings under each agreement bear interest at the Prime Rate, per annum, on the principal balance outstanding. The maturity date of the line of credit is November 2, 2023. During the six months ended December 31, 2022, the Borrowing Funds accessed the line of credit as follows:

	Average Amount			Outstanding
	Borrowings	Interest	Average	Borrowings
	Outstanding	Expense	Interest Rate	12/31/2022
Quantified Alternative Investment Fund	$5,500,000	$3,361	5.50%	$—
Quantified Common Ground Fund	7,033,059	16,867	5.06%	—
Quantified Managed Income Fund	—	—	—	—

13.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

QUANTIFIED FUNDS
EXPENSE EXAMPLES (Unaudited)
December 31, 2022

Example

As a shareholder of a Fund you will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual Ending Account Value” shown is derived from the Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table on the next page are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s				Ending
	Annualized	Beginning	Ending	Expenses	Account	Expenses
	Expense	Account Value	Account Value	Paid During	Value	Paid During
	Ratio	7/1/22	12/31/22	Period*	12/31/22	Period*
Quantified Managed Income Fund
Investor Class	1.32%	$1,000.00	$964.70	$6.54	$1,018.55	$6.72
Advisor Class	1.92%	$1,000.00	$962.10	$9.50	$1,015.53	$9.75
Quantified Market Leaders Fund
Investor Class	1.32%	$1,000.00	$994.50	$6.64	$1,018.55	$6.72
Advisor Class	1.92%	$1,000.00	$991.10	$9.64	$1,015.53	$9.75
Quantified Alternative Investment Fund
Investor Class	1.49%	$1,000.00	$960.40	$7.36	$1,017.69	$7.58
Advisor Class	2.11%	$1,000.00	$958.20	$10.41	$1,014.57	$10.71
Quantified STF Fund
Investor Class	1.57%	$1,000.00	$783.00	$7.06	$1,017.29	$7.98
Advisor Class	2.18%	$1,000.00	$780.50	$9.78	$1,014.22	$11.07
Quantified Pattern Recognition Fund
Investor Class	1.61%	$1,000.00	$1,106.00	$8.55	$1,017.09	$8.19
Quantified Tactical Fixed Income Fund
Investor Class	1.57%	$1,000.00	$877.30	$7.43	$1,017.29	$7.98
Quantified Evolution Plus Fund
Investor Class	1.58%	$1,000.00	$902.80	$7.58	$1,017.24	$8.03
Quantified Common Ground Fund
Investor Class	1.94%	$1,000.00	$961.30	$9.59	$1,015.43	$9.86
Quantified Tactical Sectors Fund
Investor Class	1.58%	$1,000.00	$1,001.90	$7.97	$1,017.24	$8.03
Quantified Rising Dividend Tactical Fund
Investor Class	1.60%	$1,000.00	$878.20	$7.57	$1,017.14	$8.13
Quantified Government Income Tactical Fund
Investor Class	1.58%	$1,000.00	$876.30	$7.47	$1,017.24	$8.03

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

QUANTIFIED FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2022

Approval of Renewal of the Investment Advisory and Sub-Advisory Agreements for the Quantified Managed Income Fund, Quantified Market Leaders Fund; Quantified Alternative Investment Fund, Quantified STF Fund, Quantified Tactical Fixed Income Fund, Quantified Evolution Plus Fund, Quantified Common Ground Fund, Quantified Pattern Recognition Fund, Quantified Tactical Sectors Fund, Quantified Rising Dividend Tactical Fund and Quantified Government Income Tactical Fund

At a video conference meeting held on May 11, 2022 (the “Meeting”), held in accordance with relief granted by the U.S. Securities and Exchange Commission (the “SEC”) to ease certain governance obligations required under the Investment Company Act of 1940, as amended (the “1940 Act”) in light of travel concerns related to the COVID-19 pandemic (the “SEC Relief Order”) the Board of Trustees (the “Board”), of Advisors Preferred Trust (the “Trust”), including a majority of Trustees who are not “interested persons” (the “Independent Trustees”), as such term is defined under Section 2(a)(19) of the 1940 Act, considered the renewal of the investment advisory agreement (the “Advisory Agreement’) between Advisors Preferred, LLC (the “Adviser”) and the Trust, on behalf of the Quantified Managed Income Fund, Quantified Market Leaders Fund; Quantified Alternative Investment Fund and subsidiary (“QAIF Fund Limited”), Quantified STF Fund, Quantified Tactical Fixed Income Fund, Quantified Evolution Plus Fund and subsidiary (“QEPF Fund Limited”),Quantified Common Ground Fund, Quantified Pattern Recognition Fund, Quantified Tactical Sectors Fund, Quantified Rising Dividend Tactical Fund, and Quantified Government Income Tactical Fund and (together the “Quantified Funds”); and the renewal of each sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Flexible Plan Investments, Ltd. (the “Sub-Adviser” or “FPI”). The Directors of the QAIF Fund Limited and QEPF Fund Limited, approved an investment advisory agreement between QEPF Fund Limited and between QAIF Fund Limited and the Adviser (each a “Subsidiary Advisory Agreement”) as well as the sub-advisory agreements (each a “Subsidiary Sub-Advisory Agreement”) between the Advisor and FPI with respect to QAIF Fund Limited and QEPF Fund Limited. The Fund level agreements and subsidiary agreements are referred to collectively for convenience and references to the Fund include the subsidiary as the context indicates.

In connection with the Board’s consideration and approval of the renewal of the Advisory Agreements and Sub-Advisory Agreements (together the “Advisory Agreements”), the Adviser and Sub-Adviser provided the Board in advance of the Meeting with written materials, which included information regarding: (a) a description of the investment management personnel of the Adviser and Sub-Adviser; (b) the Adviser’s and Sub-Adviser’s operations and the Adviser’s financial condition; (c) the Adviser’s proposed brokerage practices (including any soft dollar arrangements); (d) the level of the advisory fees to be charged compared with the fees charged to comparable mutual funds or accounts; (e) the Quantified Funds’ anticipated level of profitability from the Adviser’s and Sub-Adviser’s fund-related operations; (f) the Adviser’s and Sub-Adviser’s compliance policies and procedures; and (g) information regarding the performance of each Quantified Fund as compared to their respective benchmarks and Morningstar categories. The Board’s review of materials and deliberations are presented contemporaneously given the overlapping considerations, paralleled issues and conclusions drawn by the Board. The Board members relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements

Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Agreements. The Board reviewed the quality of work and abilities of the Adviser and its relationship with FPI and the performance of each Quantified Fund. In light of each Quantified Fund’s performance and the compliance/review relationship with the FPI, the

QUANTIFIED FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2022

Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties to the Quantified Funds. The Board conducted some of their deliberations on a joint basis for the Adviser and FPI given the close working relationship of the Adviser and Sub-Adviser and conducted their deliberations on a consolidated basis for the Quantified Alternative Investment Fund and QAIF Fund Limited; and for the Quantified Evolution Plus Fund and QEPF Fund Limited”.

The Board’s review of materials and deliberations are presented contemporaneously given the overlapping considerations, paralleled issues and conclusions drawn by the Board.

Nature, Extent and Quality of Services.

With respect to the nature, extent and quality of services provided, the Board reviewed the Adviser’s Form ADV, and the Sub-Adviser’s Form ADV, a description of the manner in which investment decisions, including asset allocation, sector selection, trade execution and compliance, will be made for each Quantified Fund by the Sub-Adviser, a description of the services provided by the Adviser and those services provided by the Sub-Adviser and those executed by the Adviser. The Board reviewed the experience of professional personnel from both the Adviser and Sub-Adviser performing services for each Quantified Fund, including the team of individuals that primarily monitor and execute the investment and administration process, and the portfolio managers. Counsel reported there were no changes in management within the Advisor and no changes within the Sub-Adviser. Further reviewed by the Board was a certification from each of the Adviser and the Sub-Adviser certifying that each has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b) and that each the of the Adviser and the Sub-Adviser have adopted procedures reasonably necessary to prevent Access Persons from violating such Code of Ethics.

The Board also reviewed the balance sheet of the Adviser as of December 31, 2021, and found the financial resources greatly improved over previous years. Management noted the Adviser has access to additional capital if the need should arise. There was discussion with respect to legal fees and how they were reflected on the income statement and balance sheet, and the Board noted the net income for the Adviser was improved from prior years.

With respect to Flexible Plan Investments, Inc. (“Flexible Plan” or “FPI”), the Board reviewed an income statement and balance sheet as of December 31, 2021, reflecting assets available to the Sub-Adviser to continue sub-advising the Quantified Funds. The Board concluded that the Adviser and Sub-Adviser have adequate financial resources to continue to service the Quantified Funds and QAIF Fund Limited and QEPF Fund Limited.

The Board also discussed the Adviser’s compliance program with the CCO of the Trust. The Board noted that the Adviser continues to have in place procedures which are currently working to prevent violations of applicable securities laws. The CCO confirmed that she has the support and resources to ensure the compliance procedures of the Trust are updated in accordance with current SEC rules. The Board concluded that the Adviser has qualified professionals, resources, and compliance policies essential to performing its duties under the Advisory Agreements and Subsidiary Advisory Agreements.

Regarding the compliance programs of FPI, the CCO noted that she works with the CCO of the Sub-Adviser. The Board confirmed with the CCO that she had reviewed the policies and procedures manual of Flexible Plan, including their latest revisions and business continuity plans.

QUANTIFIED FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2022

There was further Board discussion around the SEC Exam of Flexible Plan, and the CCO reported that the CCO had reported there were no findings relative to the Quantified Funds. The findings related to clients where a referring broker was dropped by the client and the scope of fiduciary oversight provided.

Performance. The Board considered that the Adviser delegates day-to-day investment decisions to the Sub-Adviser and, therefore, would not directly control the performance of the Quantified Funds. The Board considered the Adviser’s other responsibilities under the Advisory Agreement, including with respect to trade oversight, reviewing daily positions and balance reports for the Quantified Funds, obtaining derivative agreements and reporting to the Board, and concluded that the Adviser appears to be adequately monitoring the Sub-Adviser’s adherence to the respective Quantified Fund’s investment objectives and appears to be carrying out its functions appropriately.

With respect to the performance results from the Sub-Adviser’s daily management and investment strategies, the Board considered the updated performance of each of the Quantified Funds compared to their primary benchmark and Morningstar category for various periods provided by the Adviser. The Trustees also reviewed the Sub-Adviser’s strategy and each Quantified Fund’s performance for various periods with explanations for over/under performance.

Quantified Managed Income Fund

With respect to Managed Income, (as measured by Investor Class shares) the Board noted the Fund outperformed the Morningstar Multisector Bond category by 2.99% and the Bloomberg Aggregate Bond Index benchmark by 5.32% during the last 12 months ended March 31, 2022 while lagging for longer range periods. The Board reviewed the Fund’s positive return for the five-year and since-inception periods. The Board reflected of the Fund’s total return seeking strategy and observed that the Fund does not follow an index-tracking strategy and therefore, swings in performance are expected. The Board noted that the Sub-Adviser is focused on refining Fund strategies and noted the Sub-Adviser may use the Fund as a diversifying investment without purely focusing on the specific performance of the Fund. The Board concluded that Fund performance was acceptable in light of the previous factors and noted it expects the Fund will continue to grow as part of the Sub-Adviser’s rebalancing of clients’ accounts.

Quantified Market Leaders Fund

The Board noted that Market Leaders (as measured by Investor Class shares) underperformed the Wilshire 5000 Index for the one-year, three-year, five-year and since inception periods ended March 31, 2022. The Trustees further found the Fund outperformed the Morningstar Tactical Allocation category for the three- and five-year periods, while underperforming for the one-year period. The Board note that recent performance was somewhat concerning, but that the nature of the Fund’s strategy with a focus on sector rotation, market trends and inflection point trades can lead to periods of underperformance. The Board noted that the Sub-Adviser may be able include strategy refinements designed to improve performance and that this was a mitigating factor. The Board concluded that in spite of recent lags, and because of the Fund’s novel nature and strategy it believed performance was acceptable.

Quantified Alternative Investment Fund (and subsidiary)

For Alternative Investment, the Board noted the Fund (as measured by Investor Class shares) underperformed the S&P 500 Index for the one-year and three-year periods ended March 31, 2022. The Board discussed how the Fund’s strategy that can lead to investment in ultra-long futures, thus making it difficult to benchmark. The Trustees further noted the Fund outperformed

QUANTIFIED FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2022

the Morningstar Macro Trading category for the one- three- and five- year periods. The Board acknowledged that the S&P 500 Index does not directly correspond to the Fund’s investment strategy and noted that the Marco Trading category better follows the novel nature of the investment strategy followed for the Fund. The Board concluded performance was acceptable.

Quantified STF Fund

The Board acknowledged the Fund (as measured by Investor Class shares) has lagged its previous periods of strong performance and its benchmark, Nasdaq 100 Index, and the Morningstar Tactical category for the one- and three-year, five-year periods ended March 31, 2022. The Board noted that the Fund’s strategy includes a risk management element that attempts to deliver on reducing return risk in down trending markets while amplifying exposure in up trending market. It was acknowledged by the Board that the signals utilized in the STF Strategy are not always correct, and that the Morningstar Tactical Sector is not a perfect index for comparison. The Board concluded performance was acceptable when viewed from a long-term perspective, in spite of recent underperformance.

Quantified Tactical Fixed Income Fund

For the one-year period ended March 31, 2022, the Board noted Tactical Fixed (as measured by Investor Class shares) outperformed its benchmark, Bloomberg Aggregate Bond Index, and the Morningstar Nontraditional Bond category. The Trustees noted the Fund had produced a positive since-inception return. The Board concluded that a longer time period is warranted to genuinely assess the Fund’s performance, but concluded performance is considered acceptable.

Quantified Evolutions Plus Fund (and Subsidiary)

The Board reviewed the Fund’s performance (as measured by Investor Class shares) for the one-year period ended March 31, 2022, and noted the Fund lagged the S&P 500, while outperforming the Morningstar Tactical Allocation category. The Trustees note the Fund lagged the S&P 500 for the since-inception period as well. The Trustees discussed the wide-ranging and novel nature of the Fund’s capital appreciation seeking strategy and observed that the Fund does not follow an index-tracking strategy and therefore, swings in performance are to be expected. The Board concluded that a longer time is needed to genuinely assess the Fund’s performance, but concluded performance is considered acceptable.

Quantified Common Ground Fund

For the one-year period ended March 31, 2022, the Common Ground Fund (as measured by Investor Class shares) outperformed its benchmarks, S&P 1500, and the Morningstar Mid-Cap Blend category. The Board noted that since inception the Fund lagged the S&P 1500 by 2.24% reflecting weaker longer-range performance. The Board determined that short term performance was improved and that it will take a long-term perspective on performance. It deemed performance acceptable and agreed to continue to monitor performance.

Quantified Pattern Recognition Fund

For the one-year period ended March 31, 2022, the Board noted Fund (as measured by Investor Class shares) lagged its benchmarks S&P 500, and the Morningstar Allocation 50% to 70% Equity category. The Trustees found that year to date the Fund was +10.60%. The Board discussed and took into consideration the Sub-Adviser’s ongoing refinement of the Fund’s strategy in attempt to capture returns during various market cycles. The Board determined a longer time period of performance is helpful to genuinely assess the Fund’s performance and agreed to monitor the Fund’s performance, and concluded performance was nonetheless acceptable.

QUANTIFIED FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2022

Quantified Tactical Sectors Fund

The Board reviewed the Fund’s performance (as measured by Investor Class shares) from March 4, 2021 (commencement of operations) through March 31, 2022 and recognized its tough start, as it significantly lagged the S&P 500 Index. The Sub-Adviser noted the experienced management team had recognized that the rapid rotation strategy was not working as expected for the Fund and were modifying the strategy accordingly. The Board determined that with only short performance history it was too early to determine how the Fund will perform in the long-term. The Board agreed to reassess the Fund’s performance at a later date, but concluded performance was acceptable.

Quantified Rising Dividend Tactical Fund (April 14, 2021 commencement)

The Board reviewed the Fund’s performance (as measured by Investor Class shares) since April 14, 2021 (commencement of operations) through March 31, 2022 and recognized its positive performance +5.01%. The Trustees noted the Fund lagged the S&P 500 Index for same period. The Board noted the Morningstar World Large Stock Blend category comparison was unavailable, in part, because of the short time period examined. The Board discussed how the Sub-Adviser invests with a mathematical approach to asset selection intended to seek high returns. The Trustees also noted it was not an index fund. The Board determined the with Fund’s short performance history it was too early to determine how the Fund will perform in the long-term. The Board agreed to reassess the Fund’s performance at a later date, but concluded it was acceptable.

Quantified Government Income Tactical Fund (April 15, 2021 commencement)

The Board reviewed the Fund’s performance (as measured by Investor Class shares) since April 15, 2021 (commencement of operations) through March 31, 2022 and recognized that the Fund produced a positive return of 2.80%. The Trustees noted performance significantly outperformed the Bloomberg Aggregate Bond Index for same period. The Board noted the Morningstar Intermediate Core Bond category comparison was unavailable, due in part to the short time period. The Board determined with the Fund’s short performance history it was too early to determine how the Fund will perform in the long-term. The Board agreed to reassess the Fund’s performance at a later date, and concluded it was acceptable.

In summary for the performance of the Quantified Funds and any subsidiaries, the Board felt that with Adviser oversight, under FPI’s portfolio management, all the Quantified Funds and any subsidiaries are expected to continue to provide or begin to provide an acceptable level of investment returns for shareholders over the long term.

Fees and Expenses. As to the costs of the services to be provided to each Quantified Fund by the Adviser and Sub-Adviser, respectively, the Board reviewed and discussed the advisory fee and total operating expenses of each Quantified Fund compared to its peer group and Morningstar category as presented in the Meeting Materials.

For each Quantified Fund, the Board reviewed and considered the split of the Advisory fee between the Adviser and the sub-adviser (the sub-adviser being paid by the Adviser, not the Fund), and determined it was acceptable and reasonable for the services to be provided to the Fund.

Quantified Managed Income Fund

The Board noted that advisory fee of 0.75% for Managed Income was within range of the Morningstar Multisector Bond Category, and well below the maximum management fee. The

QUANTIFIED FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2022

Trustees discussed the net expenses of 1.57% for Investor Class shares and found it was above average of the net expense for the Morningstar Multisector Bond A Class category. With regards to Adviser Class shares, the Trustees noted the net expense ratio of 2.18% was within range and well below the maximum net expenses for the Morningstar Multisector Bond C Class category reasonable range of expenses. The Board concluded that the advisory fee and net expenses for the Managed Income are reasonable.

Quantified Market Leaders Fund

The Board noted that advisory fee of 0.75% for Market Leaders was below average for the Morningstar Tactical Allocations Category, and well below the maximum management fee. The Trustees discussed the net expenses of 1.57% for Investor Class shares and found it was below average for the net expense for the Morningstar Tactical Allocation A Class category. With regards to Adviser Class shares, the Trustees noted the net expense ratio of 2.17% was below the average of the net expense ratio for the Morningstar Tactical Allocation C Class Category. The Board concluded that the advisory fee and net expenses for Market Leaders are reasonable.

Quantified Alternative Investment Fund (and subsidiary)

The Board noted that advisory fee of 0.75% for Alternative Investment was below the average for the Morningstar Macro Trading Category. The Trustees discussed the net expenses of 2.07% for Investor Class shares and found it slightly above the average and within range for net expense for the Morningstar Macro Trading A Class category. With regards to Adviser Class shares, the Board noted the net expense ratio of 2.75% was within range and well below the maximum net expense ratio for the Macro Trading C Class category. The Board concluded that the advisory fee and net expenses for Alternative Investment are reasonable.

Quantified STF Fund

The Board noted that advisory fee of 1.00% for STF was within range and well below the maximum average for the Morningstar Tactical Allocation Category. The Trustees discussed the net expenses of 1.65% for Investor Class shares and found it slightly below the average and well below the maximum net expense for the Morningstar Tactical Allocation A Class category. With regards to Adviser Class shares, the Board noted the net expense ratio of 2.26% was slightly below the average and well below the maximum net expense ratio for the Morningstar Tactical Allocation C Class category. The Board concluded that the advisory fee and net expenses for STF Fund are reasonable.

Quantified Tactical Fixed Income Fund

The Board noted that advisory fee of 1.00% for Tactical Fixed was within range, and well below the maximum management fee for the Morningstar Nontraditional Bond Category. The Board discussed the net expenses of 1.68% for Investor Class shares and found it within range of net expense for the Morningstar Nontraditional Bond A Class category. With regards to Adviser Class shares, the Board noted the net expense ratio of 2.28% was above the average and well below the maximum net expense ratio for the Morningstar Nontraditional Bond C Class category. The Board concluded that the advisory fee and net expenses for Tactical Fixed are reasonable.

Quantified Evolution Plus Fund (and Subsidiary)

The Board noted that advisory fee of 1.00% for Evolution Plus was within range of the Morningstar Tactical Allocation Category. The Trustees discussed the net expenses of 1.66% for Investor Class shares and found it slightly below the average net expense for the Morningstar Tactical Allocation A Class category. With regards to Adviser Class shares, the Board noted the net

QUANTIFIED FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2022

expense ratio of 2.26% was within range of the net expense ratio for the Morningstar Tactical Allocation Class C Class category. The Board concluded that the advisory fee and net expenses for Evolution Plus are reasonable.

Quantified Common Ground Fund

The Board noted that advisory fee of 1.00% for Common Ground was within range of the management fee for the Morningstar Mid-Cap Blend Category. The Trustees discussed the net expenses of 1.69% for Investor Class shares and found it below the maximum and within range of the net expense for the Mid Cap Blend A Class category. With regards to Adviser Class shares, the Board noted the net expense ratio of 2.29% was within range of net expense ratio for the Morningstar Mid Cap Blend C Class category and below the maximum net expenses. The Board concluded that the advisory fee and net expenses for Common Ground are reasonable.

Quantified Pattern Recognition Fund

The Board noted that advisory fee of 1.00% for Pattern Recognition was within range for the Morningstar Allocation 50%-70% Equity category and well below the maximum management fee. The Trustees discussed the net expenses of 1.68% for Investor Class shares and found it within range of the Morningstar Allocation 50%-70% Equity A Class category. With regards to Adviser Class shares, the Board noted the net expense ratio of 2.28% was within range of the Allocation 50%-70% Equity Morningstar C Class category and below maximum net expenses. The Board concluded that the advisory fee and net expenses for Pattern Recognition are reasonable.

Quantified Tactical Sectors Fund

The Board noted that advisory fee of 1.00% for the Fund was within range of the Morningstar Large Blend Category. The Trustees discussed that the net expenses of 1.80% for Investor Class shares and found it within range of the net expense ratios for the Large Blend A Class. With regards to Adviser Class shares, the Board noted the net expense ratio of 2.40% was within range of the net expense ratio for the Morningstar Large Blend C Class category. The Board concluded that the advisory fee and net expenses for Tactical Sector are reasonable.

Quantified Rising Dividend Tactical Fund

The Board noted that advisory fee of 1.00% for the Fund was within range of the Morningstar Large World Large Stock Blend Category. The Trustees discussed the net expenses of 1.66% for Investor Class shares and found it slightly above the range of the net expense ratios for the World Large Stock Blend A Class. With regards to Adviser Class shares, the Board noted the net expense ratio of 2.28% was slightly above range of the net expense ratio for the Morningstar World Large Stock Blend C Class category. The Board concluded that the advisory fee and net expenses for Rising Dividend are reasonable in light of the complexity of the Fund and the fact that the Adviser and Sub-Adviser do not directly control Fund expenses.

Quantified Government Income Tactical Fund

The Board noted that advisory fee of 1.00% for the Fund was slightly above range of the Morningstar Intermediate Core Bond Category. The Trustees discussed the net expenses of 1.68% for Investor Class shares and found it was slightly above range of the net expense ratios for the Intermediate Core Bond A Class category. With regards to Adviser Class shares, The Board noted the net expense ratio of 2.28% was slightly above range of the net expense ratio for the Morningstar Intermediate Core Bond C Class category. The Board concluded that the advisory fee and net expenses for Government Income are reasonable in light of the narrow

QUANTIFIED FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2022

strategy of the Morningstar Intermediate Core Bond C Class category constituents and complexity of the Fund and the fact that the Adviser and Sub-Adviser do not directly control Fund expenses.

Profitability of Adviser. The Board reviewed the levels of profits to the Adviser for the most recent fiscal years from each Quantified Fund with respect to advisory fees and from the total relationship with each Quantified Fund. They considered whether profits from each Quantified Fund were reasonable in light of services provided, including the assets levels and payments to the Sub-Adviser, and any reverse breakpoints in fee split fees applicable to the Quantified Funds. The Board, in consultation with counsel noted that current court rulings with respect to profitability suggest up to or even over a 50% profit margin for any adviser or sub-adviser could be acceptable and not considered excessive.

Quantified Managed Income Fund, Quantified Market Leaders Fund, Quantified STF Fund, Quantified Common Ground Fund, Quantified Tactical Fixed Income Fund

With respect to Quantified Funds identified above, the Board noted that after fees paid to the Sub-Adviser, the Adviser operated at a slight profit and a slight profit when taking into account the totality of the relationship with the Funds. The Board considered the split between the Sub-Adviser to be reasonable for services provided. The Board concluded that based on the assets levels and services provided the profit levels for the Adviser are not excessive.

Quantified Alternative Investment Fund, Quantified Evolution Plus Fund, Quantified Pattern Recognition Fund, Quantified Tactical Sectors Fund, Quantified Rising Dividend Tactical Fund and Quantified Government Income Tactical Fund

In discussing the Adviser’s profits with respect to the Quantified Funds listed above, the Board acknowledged the Adviser was operating these Funds at a loss. With respect to Evolution Plus, the Board noted the Adviser was operating at the breakeven point. The Board concluded that any excess profit to the Adviser was currently not a concern, and they would continue to monitor as assets of the Funds grow.

Profitability Sub-Adviser: The Board reviewed the levels of profits to the Sub-Adviser for the most recent fiscal year from each Quantified Fund with respect to sub-advisory fees and from the total relationship with each Fund. With regards to all Quantified Funds, the Board noted that the Sub-Adviser usually charges higher fees from separately managed accounts with similar investment strategies, if any. The Board, in consultation with counsel noted that current court rulings with respect to profitability suggest up to or even over a 50% profit margin for any adviser or sub-adviser could be acceptable and not considered excessive.

Quantified Managed Income Fund

With respect to the Sub-Adviser’s profitability review, the Board noted FPI operated the Fund at a loss when reviewing sub-advisory fees. However, when reviewing the total relationship with the Fund, FPI operated at a slight profit of 2%. The Board concluded that based on the assets levels and services provided, the Sub-Adviser having excess profits it not a current concern.

Quantified Market Leaders Fund

With respect to the Sub-Adviser’s profitability review, the Board noted FPI operated the Fund at a loss when reviewing sub-advisory fees. However, when reviewing the total relationship with the Fund, and other fees earned, Flexible Plan made a slight profit. The Board concluded that based on the assets levels and services provided, the Sub-Adviser having excess profits it not a current concern.

QUANTIFIED FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2022

Quantified Alternative Investment Fund

With respect to the Sub-Adviser’s profitability review, the Board noted FPI operated the Fund at a loss when reviewing sub-advisory fees, and also saw a loss from the total relationship with the Fund. The Board concluded that based on the assets levels and services provided, the Sub-Adviser having excess profits is not a current concern.

Quantified STF Fund

The Board reviewed the profitability of FPI with respect to the Fund and noted the Sub-Adviser made a small profit from managing the Fund. They further noted that Sub-Adviser’s profit increased to a 26% when including other income earned from their relationship with the Fund. The Board concluded that based on the asset levels and services provided, the Sub-Adviser having excess profits from the Fund is not a current concern.

Quantified Common Ground Fund

In discussing the Sub-Adviser’s profits with respect to the Fund, the Board acknowledged FPI was managing the Fund at a small profit from the sub-advisory fees. However, when taking into account other fees earned, the Board acknowledged the profits to FPI were higher at 27%. The Board determined that this was acceptable for the services provided. The Board concluded that based on the asset levels and services provided, the Sub-Adviser having excess profits is not a current concern.

Quantified Evolution Plus Fund, Quantified Pattern Recognition Fund, Quantified Tactical Fixed Income Fund, Quantified Tactical Sectors Fund, Quantified Rising Dividend Tactical Fund and Quantified Government Income Tactical Fund

In discussing the Sub-Adviser’s profits with respect to the above-mentioned Quantified Funds, the Board acknowledged FPI was managing each Fund at a slight profit from the sub-advisory fees. However, when taking into account other fees earned, the Board acknowledged FPI’s profits were higher at 28%, 27%, 28%, 30%, 29% and 27%, respectively, for Evolution Plus, Pattern Recognition, Tactical Fixed, Sectors Allocation, Rising Dividend, and Government Income. The Board determined that these profits are acceptable for the services provided to each Fund by the Sub-Adviser and below the threshold of concern.

With the fees based on average assets of combined Quantified Funds, even with a slight reverse breakpoint fee schedule, the Board acknowledged it unlikely that the Sub-Adviser will, with respect to sub-advisory fees, or when taking into account the totality of the relationship, experience excess profits from its relationship with the any of the Quantified Funds. The Board stated they will monitor profit levels from each Quantified Fund as FPI continues to build assets of the Quantified Funds.

Economies of Scale. As to the extent to which the Quantified Funds will realize economies of scale, the Adviser reported an estimate of $500 million per Fund to be the minimum asset level required to reach such economies of scale. The Board discussed the Adviser’s expectations for the growth of each Fund and concluded that any material economies of scale were not a concern at present assets levels. The Board also confirmed that economies of scale is not a concern for approval of any sub-advisory agreements.

Conclusion. Counsel assisted the Board throughout the Advisory Agreements and Sub-Advisory Agreements review process. The Board members relied upon the advice of independent counsel, and their own business judgment in determining the material factors to be considered in evaluating each of the Advisory Agreements and Subsidiary Advisory Agreements where

QUANTIFIED FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2022

appropriate; as well as each Sub-Advisory Agreement and Subsidiary Sub-Advisory Agreement where appropriate. In considering the approval Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreements and Sub-Advisory Agreements.

PRIVACY NOTICE

Rev. May 2014

FACTS	WHAT DOES ADVISORS PREFERRED TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	■ Social Security number	■ Purchase History
	■ Assets	■ Account Balances
	■ Retirement Assets	■ Account Transactions
	■ Transaction History	■ Wire Transfer Instructions
■ Checking Account Information
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Advisors Preferred Trust chooses to share; and whether you can limit this sharing.

Does Advisors
	Preferred Trust	Can you limit this
Reasons we can share your personal information	share?	sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-866-862-9686

Who we are
Who is providing this notice?	Advisors Preferred Trust
What we do
How does Advisors Preferred Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Advisors Preferred Trust collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Advisors Preferred Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-855-647-8268 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-855-647-8268.

INVESTMENT ADVISOR
Advisors Preferred LLC
1445 Research Blvd., Suite 530
Rockville, MD 20850

SUB-ADVISOR
Flexible Plan Investments, Ltd.
3883 Telegraph Road, Suite 100
Bloomfield Hills, MI 48302

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

QUANT-SAR23

(b) Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Preferred Trust

By (Signature and Title)

/s/ Catherine Ayers-Rigsby

Catherine Ayer-Rigsby, President/Principal Executive Officer

Date 3/1/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Catherine Ayers-Rigsby

         Catherine Ayers-Rigsby, President/Principal Executive Officer

Date ___3/1/23

By (Signature and Title)

/s/ Christine Casares

Christine Casares, Treasurer/Principal Financial Officer

Date 3/1/23